UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2014

Domestic Equity Insights Funds
Large Cap Growth Insights
Large Cap Value Insights
Small Cap Equity Insights
Small Cap Growth Insights
Small Cap Value Insights
U.S. Equity Insights

Goldman Sachs Domestic Equity Insights Funds

■	LARGE CAP GROWTH INSIGHTS

■	LARGE CAP VALUE INSIGHTS

■	SMALL CAP EQUITY INSIGHTS

■	SMALL CAP GROWTH INSIGHTS

■	SMALL CAP VALUE INSIGHTS

■	U.S. EQUITY INSIGHTS

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Market Review	3

Investment Process	4

Portfolio Management Discussion and Performance Summaries	6

Schedules of Investments	36

Financial Statements	62

Financial Highlights	70

Notes to Financial Statements	82

Other Information	102

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectus.

The Goldman Sachs Large Cap Growth Insights Fund invests primarily in a broadly diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “growth”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Large Cap Value Insights Fund invests primarily in a diversified portfolio of equity investments in large-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “value”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Small Cap Equity Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs Small Cap Growth Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers that are traded in the U.S. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “growth”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

The Goldman Sachs Small Cap Value Insights Fund invests primarily in a broadly diversified portfolio of equity investments in small-capitalization U.S. issuers, including foreign issuers that are traded in the U.S. The Fund’s equity investments are subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/or general economic conditions. The securities of mid- and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative” and “value”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

The Goldman Sachs U.S. Equity Insights Fund invests primarily in a diversified portfolio of equity investments in U.S. issuers, including foreign issuers traded in the United States. The Fund’s equity investments will be subject to market risk, which means that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular sectors and/ or general economic conditions. The Investment Adviser’s use of quantitative models to execute the Fund’s investment strategy may fail to produce the intended result. Different investment styles (e.g., “quantitative”) tend to shift in and out of favor, and at times the Fund may underperform other funds that invest in similar asset classes. The Fund may have a high rate of portfolio turnover, which involves correspondingly greater expenses which must be borne by the Fund, and is also likely to result in short-term capital gains taxable to shareholders.

MARKET REVIEW

Goldman Sachs Domestic Equity Insights Funds

Market Review

U.S. equities posted solid gains during the six-month period ended April 30, 2014 (the “Reporting Period”).

When the Reporting Period began and through the end of 2013, the U.S. stock market continued to rally, reaching record highs during December 2013. Contributing to the strong performance of U.S. equities was the December announcement by the U.S. Federal Reserve (the “Fed”) that it would begin tapering its asset purchases in January 2014 — a signal of confidence in the U.S. economy.

U.S. equities got off to a weak start in early 2014, but subsequently recovered, continuing to post fresh highs into April 2014 despite mixed news about the U.S. labor and housing markets as well as the broader U.S. economy. The Fed continued to reduce its asset purchases and suggested during March 2014 that it might adopt a more hawkish stance. That is, the Fed’s March 2014 policy announcements suggested a rate hike may come sooner than markets anticipated, possibly in mid-2015. At the same, the Fed dropped the threshold of 6.5% unemployment as a condition for raising short-term interest rates. Meanwhile, many U.S. corporate earnings announcements reflected top-line growth, though overall management guidance for 2014 was less optimistic than consensus.

During the Reporting Period overall, the S&P 500® Index, a measure of large-cap stocks, returned 8.36%, with nine of the 10 sectors generating positive returns. The utilities (+13.64%) and health care (+11.17%) sectors performed best. The information technology (+10.99%) sector was the largest contributor (measured by weight times total return) to S&P 500® Index returns. In terms of market capitalization, large-cap stocks outperformed small-cap stocks, especially in the information technology sector. The Russell 2000® Index, which measures the small-cap universe, returned 3.08%. In the style arena, value stocks outperformed growth stocks overall. The Russell 1000® Value Index, representing large-cap value stocks, rose 9.61%, while the Russell 1000® Growth Index, representing large-cap growth stocks, was up 6.95% during the Reporting Period.

Looking Ahead

At the end of the Reporting Period, we continued to believe that less expensive stocks are likely to outpace more expensive stocks. In addition, we expected stocks with good momentum to outperform those with poor momentum. We plan to focus on seeking companies about which fundamental research analysts are becoming more positive as well as profitable companies with sustainable earnings and track records of using their capital to enhance shareholder value. As such, we anticipate remaining fully invested, with long-term performance likely to be the result of stock selection rather than sector or capitalization allocations.

We stand behind our investment philosophy that sound economic investment principles, coupled with a disciplined quantitative approach, can potentially provide strong, uncorrelated returns over the long term. Our research agenda is robust, and we continue to enhance our existing models, add new proprietary forecasting signals and improve our trading execution as we seek to provide the most value to our shareholders.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

What Differentiates Goldman Sachs’ Domestic Equity Insights Funds Investment Process?

At Goldman Sachs Asset Management, L.P. (“GSAM”), Equity Insights combines traditional fundamental analysis with sophisticated quantitative modeling. Our approach is not unlike that of a more traditional active manager: we look at fundamental investment themes that have been effective historically in forecasting excess returns of stocks. However, where we differ from traditional managers is that we seek to rigorously test every potential research theme or signal to verify whether they have shown consistent predictive ability across a wide variety of stocks in different time periods and under different market conditions.

■	Comprehensive — We calculate expected excess returns for more than 10,000 stocks on a daily basis.

■	Rigorous — We evaluate stocks based on fundamental investment criteria that have outperformed historically.

■	Objective — Our stock selection process is free from the emotion that may lead to biased investment decisions.

■	Our computer optimization process allocates risk to our high conviction investment ideas and constructs funds that strive to neutralize systematic risks and deliver better returns.

■	We use a unique, proprietary risk model that is designed to be more precise, more focused and faster to respond because it seeks to identify, track and manage risk specific to our process, using daily data.

Fully invested, well-diversified portfolio that seeks to:

■	Maintain style, sector, risk and capitalization characteristics similar to the benchmark.

■	Offer broad access to a clearly defined equity universe.

■	Generate excess returns that are positive, consistent and repeatable.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Enhancements Made to Proprietary Quantitative Model during the 6-month Period Ended April 30, 2014

We continuously look for ways to improve our investment process. Accordingly, we introduced a number of enhancements to our proprietary quantitative model during the six-month period ended April 30, 2014.

In the fourth quarter of 2013, we implemented an enhancement to our Profitability theme to incorporate cash returns on cash invested metrics. We believe this additional metric will further help us to select the stocks of companies that efficiently reinvest and grow earnings.

In the first quarter of 2014, we implemented an enhancement in our U.S. model within the small capitalization segment of the U.S. equity market. Based on our research, we adjusted the model to place more weight on fundamental factors, such as attractive valuations and high-quality earnings, compared to the large- and mid-capitalization segments of the market. Our research found that behavioral factors, such as positive sentiment and exposure to global themes and trends, allow us to seek more dynamic returns within more liquid segments of the market, including large- and mid-capitalization stocks. Additionally, we made refinements to our transaction cost model, an important component of our portfolio construction process.

We continuously look for ways to improve our investment process. Accordingly, we introduced a number of enhancements to our proprietary quantitative model during the six-month period ended April 30, 2014.

PORTFOLIO RESULTS

Goldman Sachs Large Cap Growth Insights Fund

Investment Objective

The Fund seeks long-term growth of capital, with dividend income as a secondary consideration.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Large Cap Growth Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 9.08%, 8.70%, 8.70%, 9.34%, 9.04%, 9.22% and 8.97%, respectively. These returns compare to the 6.95% cumulative total return of the Fund’s benchmark, the Russell 1000® Growth Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period, with our quantitative model and two of its investment themes contributing positively. Stock selection also added to relative performance during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, two of our six investment themes added to the Fund’s relative results. Our strongest performing theme was Valuation. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme, which seeks to assess both firm and management quality, also enhanced results.

Management, Momentum and Profitability dampened relative performance. The Management theme assesses the characteristics, policies and strategic decisions of company management, while Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. The Profitability theme assesses whether a company is earning more than its cost of capital.

The impact of our Sentiment theme was relatively neutral during the Reporting Period. Sentiment reflects selected investment views and decisions of individuals and financial intermediaries.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile

PORTFOLIO RESULTS

similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, security selection contributed positively to the Fund’s relative performance. Investments in the information technology, consumer staples and industrials sectors added to results. Stock picks in the health care and telecommunication services sectors dampened relative returns.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in Delta Airlines, Southwest Airlines and Wynn Resorts, a developer and operator of high end hotels and casinos. Our positive views on Momentum and Sentiment led us to overweight Delta Airlines, while our positive views on Valuation and Quality resulted in the Fund’s overweight in Southwest Airlines. The Fund was overweight Wynn Resorts because of our positive views on Momentum and Management.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	Detracting from the Fund’s relative results were overweighted positions in video game retailer GameStop and office supply retailer Staples. An underweighted position in freight railroad company Union Pacific also hampered results. We chose to overweight GameStop and Staples because of our positive views on Quality and Sentiment. The Fund’s underweight in Union Pacific was due to our negative views on Valuation and Sentiment.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the consumer discretionary, health care and telecommunication services sectors relative to the Index. Compared to the Index, the Fund was underweight the materials, consumer staples, financials, energy and information technology sectors at the end of the Reporting Period. Relative to the Index, the Fund was neutral in the utilities and industrials sectors.

FUND BASICS

Large Cap Growth Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013-April 30, 2014	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]
Class A	9.08%	6.95%
Class B	8.70	6.95
Class C	8.70	6.95
Institutional	9.34	6.95
Service	9.04	6.95
Class IR	9.22	6.95
Class R	8.97	6.95

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	19.17%	19.62%	5.53%	4.74%	5/1/97
Class B	20.12	19.90	5.45	4.71	5/1/97
Class C	24.14	20.07	5.32	3.34	8/15/97
Institutional	26.63	21.46	6.57	5.50	5/1/97
Service	25.98	20.86	6.05	4.99	5/1/97
Class IR	26.43	21.27	N/A	6.11	11/30/07
Class R	25.76	20.69	N/A	5.60	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.96%	1.20%
Class B	1.71	1.95
Class C	1.71	1.95
Institutional	0.56	0.80
Service	1.06	1.30
Class IR	0.71	0.95
Class R	1.21	1.46

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
Apple, Inc.	3.4%	Computers & Peripherals
Verizon Communications, Inc.	2.9	Diversified Telecommunication Services
Microsoft Corp.	2.5	Software
Philip Morris International, Inc.	2.4	Tobacco
QUALCOMM, Inc.	2.4	Communications Equipment
Comcast Corp. Class A	2.3	Media
Gilead Sciences, Inc.	2.3	Biotechnology
The Home Depot, Inc.	2.2	Specialty Retail
Biogen Idec, Inc.	1.6	Biotechnology
Celgene Corp.	1.6	Biotechnology

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.6% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Large Cap Value Insights Fund

Investment Objective

The Fund seeks long-term growth of capital and dividend income.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Large Cap Value Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 8.83%, 8.39%, 8.44%, 9.05%, 8.74%, 8.98% and 8.73%, respectively. These returns compare to the 9.61% cumulative total return of the Fund’s benchmark, the Russell 1000® Value Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Index during the Reporting Period largely because of our quantitative model and four of its investment themes. Security selection also detracted from relative performance.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, four of our six investment themes detracted from relative returns. Our weakest performing theme was Momentum, which seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies. Sentiment, Profitability and Management also hampered performance. The Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries. The Profitability theme assesses whether a company is earning more than its cost of capital, while the Management theme assesses the characteristics, policies and strategic decisions of company management.

Valuation was our best performing theme. Valuation attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme, which seeks to assess both firm and management quality, also added to returns.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

PORTFOLIO RESULTS

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, our stock picks detracted from relative results. Holdings in the health care, energy and consumer discretionary sectors hampered relative performance. Investments in the financials, information technology and utilities sectors contributed positively.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	Detracting from the Fund’s relative results were overweighted positions in video game retailer GameStop, office supply retailer Staples and biopharmaceutical company Biogen Idec. We chose to overweight GameStop because of our positive views on Quality and Momentum. The Fund’s overweight in Staples was the result of our positive views on Quality and Value, while the overweight in Biogen Idec was due to our favorable views on Value and Sentiment.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in Delta Airlines, Southwest Airlines and Alaska Air Group. Our positive views on Momentum and Sentiment led us to overweight Delta Airlines, while our positive views on Valuation and Quality resulted in the Fund’s overweight in Southwest Airlines. The Fund was overweight Alaska Air Group because of our positive views on Momentum and Valuation.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, consumer discretionary and information technology sectors relative to the Index. Compared to the Index, the Fund was underweight the utilities, financials, consumer staples and energy sectors at the end of the Reporting Period. Relative to the Index, the Fund was neutral in the industrials, telecommunication services and materials sectors.

FUND BASICS

Large Cap Value Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Class A	8.83%	9.61%
Class B	8.39	9.61
Class C	8.44	9.61
Institutional	9.05	9.61
Service	8.74	9.61
Class IR	8.98	9.61
Class R	8.73	9.61

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	17.56%	19.64%	5.66%	4.86%	12/31/98
Class B	18.44	19.91	5.61	4.83	12/31/98
Class C	22.34	20.12	5.47	4.46	12/31/98
Institutional	24.83	21.49	6.70	5.66	12/31/98
Service	24.24	20.89	6.16	5.14	12/31/98
Class IR	24.68	21.33	N/A	4.69	11/30/07
Class R	24.06	20.74	N/A	4.18	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.96%	1.14%
Class B	1.71	1.90
Class C	1.71	1.90
Institutional	0.56	0.75
Service	1.06	1.25
Class IR	0.72	0.91
Class R	1.21	1.40

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
General Electric Co.	3.9%	Industrial Conglomerates
Exxon Mobil Corp.	3.7	Oil, Gas & Consumable Fuels
Pfizer, Inc.	3.2	Pharmaceuticals
Merck & Co., Inc.	2.9	Pharmaceuticals
Johnson & Johnson	2.8	Pharmaceuticals
AT&T, Inc.	2.0	Diversified Telecommunication Services
Hewlett-Packard Co.	1.7	Computers & Peripherals
Medtronic, Inc.	1.6	Health Care Equipment & Supplies
The Dow Chemical Co.	1.5	Chemicals
Chevron Corp.	1.5	Oil, Gas & Consumable Fuels

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.4% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Equity Insights Fund

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Small Cap Equity Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 3.59%, 3.20%, 3.17%, 3.86%, 3.51%, 3.72% and 3.45%, respectively. These returns compare to the 3.08% cumulative total return of the Fund’s benchmark, the Russell 2000® Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period, with our quantitative model and three of its investment themes contributing positively. Stock selection also added to relative performance during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, three of our six investment themes added to relative returns. Our strongest performing theme was Valuation. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality and Momentum also contributed positively. Quality seeks to assess both firm and management quality. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies.

Our Sentiment, Management and Profitability themes dampened relative results. The Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries, while the Management theme assesses the characteristics, policies and strategic decisions of company management. The Profitability theme assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and its style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

PORTFOLIO RESULTS

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, our stock selection enhanced relative performance. Investments in the health care, information technology and consumer staples sectors added most to relative results. Holdings in the materials, industrials and financials sectors detracted from relative returns.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in Pilgrim’s, a food products company; Comstock Resources, an independent oil and gas company; and Kindred Healthcare, a health care services provider. We chose to overweight Pilgrim’s and Comstock Resources because of our positive view on Quality. The Fund was overweight Kindred Healthcare as a result of our positive view on Valuation.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	Overweighted positions in commercial printing company Quad/graphics, fashion retailer Express and consumer finance company World Acceptance detracted from the Fund’s relative results. The overweighted positions in Quad/ graphics and Express were due to our positive view on Valuation, while the overweight in World Acceptance was the result of our positive view on Quality.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the consumer discretionary, information technology and materials sectors relative to the Index. Compared to the Index, the Fund was underweight the utilities and energy sectors at the end of the Reporting Period. Compared to the Index the fund was neutral the financials, industrials, health care, consumer staples and telecommunication services sectors at the end of the Reporting Period.

FUND BASICS

Small Cap Equity Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]
Class A	3.59%	3.08%
Class B	3.20	3.08
Class C	3.17	3.08
Institutional	3.86	3.08
Service	3.51	3.08
Class IR	3.72	3.08
Class R	3.45	3.08

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	15.31%	22.92%	5.56%	6.29%	8/15/97
Class B	16.15	23.22	5.50	6.26	8/15/97
Class C	20.15	23.41	5.36	5.87	8/15/97
Institutional	22.56	24.81	6.58	7.07	8/15/97
Service	21.90	24.16	6.04	6.54	8/15/97
Class IR	22.39	24.66	N/A	8.12	11/30/07
Class R	21.71	24.01	N/A	7.60	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.gsamfunds.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.26%	1.46%
Class B	2.01	2.21
Class C	2.01	2.21
Institutional	0.86	1.06
Service	1.36	1.56
Class IR	1.01	1.21
Class R	1.51	1.73

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
Aspen Technology, Inc.	0.8%	Software
Sanderson Farms, Inc.	0.7	Food Products
Pilgrim’s Pride Corp.	0.7	Food Products
Prosperity Bancshares, Inc.	0.7	Commercial Banks
Symetra Financial Corp.	0.7	Insurance
Southwest Gas Corp.	0.7	Gas Utilities
The Geo Group, Inc.	0.7	Real Estate Investment Trusts
Anixter International, Inc.	0.7	Electronic Equipment, Instruments & Components
Cavium, Inc.	0.7	Semiconductors & Semiconductor Equipment
Sunstone Hotel Investors, Inc.	0.7	Real Estate Investment Trusts

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 8.6% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Growth Insights Fund

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Small Cap Growth Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 1.93%, 1.53%, 1.59%, 2.12%, 2.05% and 1.80%, respectively. These returns compare to the 1.27% cumulative total return of the Fund’s benchmark, the Russell 2000® Growth Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period, with our quantitative model and three of its investment themes enhancing relative performance. Stock selection also contributed positively during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, three of our six investment themes added to relative returns. Our strongest performing theme was Valuation. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality and Momentum also increased relative returns. Quality seeks to assess both firm and management quality. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies.

Our Sentiment, Management and Profitability themes dampened relative results. The Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries. The Management theme assesses the characteristics, policies and strategic decisions of company management. The Profitability theme assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A

We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative

PORTFOLIO RESULTS

techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, security selection boosted the Fund’s relative performance. Investments in the health care, information technology and consumer staples sectors were advantageous. Stock picks in the materials, energy and financials sectors detracted from relative returns.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in food products company Pilgrim’s, drug maker Incyte and biopharmaceutical company Questcor Pharmaceuticals. We chose to overweight Pilgrim’s as a result of our positive views on Quality and Valuation. The Fund was overweight Incyte given our positive views on Quality and Profitability. The overweight in Questcor Pharmaceuticals was adopted because of our positive views on Valuation and Profitability.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	The Fund was hampered by an underweight in solar power company SunEdison as well as by overweighted positions in fashion retailer Express and biopharmaceutical company Halozyme Therapeutics. The underweight in SunEdison was due to our negative views on Valuation and Quality. We chose to overweight Express because of our positive views on Valuation and Momentum, while the overweight in Halozyme Therapeutics was the result of our positive views on Profitability and Sentiment.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the financials and materials sectors relative to the Index. It was underweight compared to the Index in the health care, consumer staples, energy and consumer discretionary sectors at the end of the Reporting Period. Compared to the Index, the Fund was neutral in the information technology, industrials, telecommunication services and utilities sector at the end of the Reporting Period.

FUND BASICS

Small Cap Growth Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	Russell 2000 Growth Index[2]
Class A	1.93%	1.27%
Class B	1.53	1.27
Class C	1.59	1.27
Institutional	2.12	1.27
Class IR	2.05	1.27
Class R	1.80	1.27

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index measures the performance of the small-cap growth stocks of the U.S. equity universe. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Since Inception	Inception Date
Class A	16.63%	24.46%	6.12%	6/25/07
Class B	17.01	24.76	6.21	6/25/07
Class C	21.40	24.96	6.21	6/25/07
Institutional	23.93	26.40	7.44	6/25/07
Class IR	23.73	26.20	9.40	11/30/07
Class R	23.14	25.55	8.84	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.31%	1.93%
Class B	2.05	2.67
Class C	2.06	2.68
Institutional	0.91	1.53
Class IR	1.06	1.71
Class R	1.56	2.18

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
Questcor Pharmaceuticals, Inc.	1.1%	Pharmaceuticals
Aspen Technology, Inc.	1.0	Software
Cavium, Inc.	0.9	Semiconductors & Semiconductor Equipment
Cognex Corp.	0.9	Electronic Equipment, Instruments & Components
Buffalo Wild Wings, Inc.	0.8	Hotels, Restaurants & Leisure
Take-Two Interactive Software, Inc.	0.8	Software
Watsco, Inc.	0.8	Trading Companies & Distributors
Pilgrim’s Pride Corp.	0.8	Food Products
Knight Transportation, Inc.	0.8	Road & Rail
Lithia Motors, Inc. Class A	0.8	Specialty Retail

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 9.5% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs Small Cap Value Insights Fund

Investment Objective

The Fund seeks long-term growth of capital.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Small Cap Value Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 4.22%, 3.86%, 3.83%, 4.44%, 4.34% and 4.10%, respectively. These returns compare to the 4.97% cumulative total return of the Fund’s benchmark, the Russell 2000® Value Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	Although our quantitative model and three of its investment themes added to relative returns, the Fund underperformed the Index during the Reporting Period largely because of its control factors. Our stock selection enhanced relative performance during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, three of our six investment themes added to relative returns. Our strongest performing theme was Valuation. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. Quality and Momentum also enhanced relative returns. Quality seeks to assess both firm and management quality. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies.

Our Sentiment, Management and Profitability themes dampened relative results. The Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries, while the Management theme assesses the characteristics, policies and strategic decisions of company management. The Profitability theme assesses whether a company is earning more than its cost of capital.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A

We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the

PORTFOLIO RESULTS

Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, our stock picks enhanced relative performance. Investments in the health care, energy and consumer staples sectors contributed positively. Holdings in the industrials, consumer discretionary and materials sectors detracted from relative returns.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in Horizon Pharma, a specialty pharmaceuticals company; Pioneer Energy Services, a provider of land contract drilling and production services to oil and gas companies; and Kindred Healthcare, a health care services provider. We chose to overweight Horizon Pharma and Pioneer Energy Services given our positive views on Quality and Sentiment. The Fund was overweight Kindred Healthcare because of our positive views on Valuation and Quality.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	The Fund’s overweighted positions in commercial printing company Quad/graphics and consumer finance company World Acceptance detracted from relative performance. An underweight in NorthStar Realty Finance, a real estate investment trust, also hampered results. The overweights in Quad/graphics and World Acceptance were due to our positive views on Valuation and Quality. We chose to underweight NorthStar Realty Finance because of our negative views on Quality and Valuation.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we did not use derivatives to hedge positions or as part of an active management strategy.

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the information technology, materials and health care sectors relative to the Index. The Fund was underweight compared to the Index in the utilities, energy, financials and industrials sectors at the end of the Reporting Period. Compared to the Index, the Fund was neutral in the telecommunication services, consumer discretionary and consumer staples sectors at the end of the Reporting Period.

FUND BASICS

Small Cap Value Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	Russell 2000 Value Index[2]
Class A	4.22%	4.97%
Class B	3.86	4.97
Class C	3.83	4.97
Institutional	4.44	4.97
Class IR	4.34	4.97
Class R	4.10	4.97

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Since Inception	Inception Date
Class A	14.01%	22.39%	3.51%	6/25/07
Class B	14.72	22.70	3.64	6/25/07
Class C	18.78	22.84	3.59	6/25/07
Institutional	21.13	24.27	4.82	6/25/07
Class IR	20.92	24.07	7.66	11/30/07
Class R	20.32	23.45	7.18	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	1.26%	1.54%
Class B	2.00	2.28
Class C	2.00	2.29
Institutional	0.86	1.13
Class IR	1.01	1.29
Class R	1.51	1.79

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
Southwest Gas Corp.	0.9%	Gas Utilities
Symetra Financial Corp.	0.9	Insurance
CubeSmart	0.9	Real Estate Investment Trusts
Commercial Metals Co.	0.8	Metals & Mining
Sunstone Hotel Investors, Inc.	0.8	Real Estate Investment Trusts
Hancock Holding Co.	0.8	Commercial Banks
PrivateBancorp, Inc.	0.8	Commercial Banks
Intersil Corp. Class A	0.8	Semiconductors & Semiconductor Equipment
First Industrial Realty Trust, Inc.	0.8	Real Estate Investment Trusts
Pioneer Energy Services Corp.	0.8	Energy Equipment & Services

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 5.6% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

PORTFOLIO RESULTS

Goldman Sachs U.S. Equity Insights Fund

Investment Objective

The Fund seeks long-term growth of capital and dividend income.

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs U.S. Equity Insights Fund’s (the “Fund”) performance and positioning for the six-month period ended April 30, 2014 (the “Reporting Period”).

Q	How did the Fund perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 8.77%, 8.39%, 8.38%, 9.01%, 8.75%, 8.93% and 8.66%, respectively. These returns compare to the 8.36% cumulative total return of the Fund’s benchmark, the S&P 500® Index (with dividends reinvested) (the “Index”), during the same period.

Q	What key factors were most responsible for the Fund’s performance during the Reporting Period?

A	The Fund outperformed the Index during the Reporting Period, with our quantitative model and two of its investment themes contributing positively. Stock selection also added to relative performance during the Reporting Period.

Q	What impact did the Fund’s investment themes have on performance during the Reporting Period?

A	In keeping with our investment approach, we use our quantitative model and six investment themes to take a long-term view of market patterns and look for inefficiencies, selecting stocks for the Fund and overweighting or underweighting the ones chosen by the model. Over time and by design, the performance of any one of the model’s investment themes tends to have a low correlation with the model’s other themes, demonstrating the diversification benefit of the Fund’s theme-driven quantitative model. The variance in performance supports our research indicating that the diversification provided by our different investment themes is a significant investment advantage over the long term, even though the Fund may experience underperformance in the short term. Of course, diversification does not protect an investor from market risk nor does it ensure a profit.

During the Reporting Period, two of our six investment themes added to relative returns. Our strongest performing theme was Valuation. The Valuation theme attempts to capture potential mispricings of securities, typically by comparing a measure of the company’s intrinsic value to its market value. The Quality theme, which seeks to assess both firm and management quality, also enhanced results.

Profitability, Management and Sentiment dampened relative returns. Our Profitability theme assesses whether a company is earning more than its cost of capital, while the Management theme assesses the characteristics, policies and strategic decisions of company management. The Sentiment theme reflects selected investment views and decisions of individuals and financial intermediaries.

The impact of our Momentum theme was relatively neutral during the Reporting Period. Momentum seeks to predict drifts in stock prices caused by delayed investor reaction to company-specific information and information about related companies.

Q	How did the Fund’s sector and industry allocations affect relative performance?

A	In constructing the Fund’s portfolio, we focus on picking stocks rather than on making sector or industry bets. Consequently, the Fund is similar to the Index in terms of its sector and industry allocations and style. Changes in its sector or industry weights generally do not have a meaningful impact on relative performance.

PORTFOLIO RESULTS

Q	Did stock selection help or hurt Fund performance during the Reporting Period?

A	We seek to outpace the Index by overweighting stocks we expect to outperform and underweighting those we think may lag. At the same time, we strive to maintain a risk profile similar to the Index. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on our investment themes. For example, the Fund aims to hold a basket of stocks with better Momentum characteristics than the benchmark.

During the Reporting Period, our stock selection added to relative performance. Investments in the information technology, consumer staples and financials sectors contributed positively. Stock picks in the health care, energy and telecommunication services sectors detracted from relative returns.

Q	Which individual stock positions contributed most to the Fund’s relative returns during the Reporting Period?

A	The Fund benefited from overweighted positions in food manufacturer Tyson Foods, information technology company Hewlett-Packard and pharmaceutical firm Merck. We adopted the overweights in Tyson Foods and Hewlett-Packard because of our positive views on Quality and Valuation. The overweight in Merck was due to our positive views on Valuation and Profitability.

Q	Which individual stock positions detracted most from the Fund’s results during the Reporting Period?

A	Detracting from the Fund’s relative results were overweighted positions in video game retailer GameStop, office supply retailer Staples and drug-maker Alexion Pharmaceuticals. We chose to overweight GameStop because of our positive views on Quality and Momentum, while the overweight in Staples was the result of our positive views of Quality and Valuation. The Fund had an overweight in Alexion Pharmaceuticals given our positive views on Valuation and Sentiment.

Q	How did the Fund use derivatives and similar instruments during the Reporting Period?

A	During the Reporting Period, we used financial futures contracts to equitize the Fund’s cash holdings (that is, to put the Fund’s cash holdings to work).

Q	What was the Fund’s sector positioning relative to the Index at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund was overweight the health care, consumer discretionary, industrials and telecommunication services sectors relative to the Index. Compared to the Index, the Fund was underweight the consumer staples, financials, information technology, materials and utilities sectors at the end of the Reporting Period. Relative to the Index, the Fund was neutral the energy sector.

FUND BASICS

U.S. Equity Insights Fund

as of April 30, 2014

PERFORMANCE REVIEW
November 1, 2013–April 30, 2014	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	8.77%	8.36%
Class B	8.39	8.36
Class C	8.38	8.36
Institutional	9.01	8.36
Service	8.75	8.36
Class IR	8.93	8.36
Class R	8.66	8.36

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED TOTAL RETURNS[3]
For the period ended 3/31/14	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A	17.37%	19.22%	5.76%	8.12%	5/24/91
Class B	18.24	19.49	5.70	6.81	5/1/96
Class C	22.26	19.69	5.57	4.73	8/15/97
Institutional	24.71	21.06	6.78	8.53	6/15/95
Service	24.05	20.47	6.26	6.95	6/07/96
Class IR	24.48	20.87	N/A	5.59	11/30/07
Class R	23.88	20.29	N/A	5.08	11/30/07

[3]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert to Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after purchase. Returns for Class B Shares for the period after conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS[4]
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)
Class A	0.96%	1.21%
Class B	1.71	1.96
Class C	1.71	1.96
Institutional	0.57	0.82
Service	1.06	1.31
Class IR	0.72	0.97
Class R	1.21	1.46

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations) are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waivers and/or expense limitations will remain in place through at least February 28, 2015, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Fund’s Board of Trustees. If these arrangements are discontinued in the future, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 4/30/14[5]
Holding	% of Net Assets	Line of Business
General Electric Co.	2.6%	Industrial Conglomerates
Apple, Inc.	2.5	Computers & Peripherals
Pfizer, Inc.	2.2	Pharmaceuticals
AT&T, Inc.	2.2	Diversified Telecommunication Services
Verizon Communications, Inc.	2.1	Diversified Telecommunication Services
Merck & Co., Inc.	2.0	Pharmaceuticals
Johnson & Johnson	2.0	Pharmaceuticals
Philip Morris International, Inc.	1.8	Tobacco
Comcast Corp. Class A	1.8	Media
QUALCOMM, Inc.	1.7	Communications Equipment

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]
As of April 30, 2014

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any. Investments in the securities lending investment vehicle represented 0.4% of the Fund’s net assets as of April 30, 2014. Short-term investments represent repurchase agreements. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 97.1%
Aerospace & Defense – 2.6%
33,566	L-3 Communications Holdings, Inc.	$3,872,509
24,482	Lockheed Martin Corp.	4,018,476
22,254	United Technologies Corp.	2,633,316

		10,524,301

Airlines – 3.3%
44,570	Alaska Air Group, Inc.*	4,193,146
128,527	Delta Air Lines, Inc.*	4,733,649
168,223	Southwest Airlines Co.	4,065,950

		12,992,745

Beverages – 1.0%
16,860	PepsiCo., Inc.	1,448,105
58,398	The Coca-Cola Co.	2,382,055

		3,830,160

Biotechnology – 8.1%
33,523	Alexion Pharmaceuticals, Inc.*	5,303,339
35,348	Amgen, Inc.	3,950,139
22,664	Biogen Idec, Inc.*	6,507,288
44,058	Celgene Corp.*	6,476,966
117,243	Gilead Sciences, Inc.*	9,202,403
12,950	Seattle Genetics, Inc.*	498,316
5,421	Vertex Pharmaceuticals, Inc.*	367,002

		32,305,453

Chemicals – 1.2%
1,399	PPG Industries, Inc.	270,875
87,578	The Dow Chemical Co.	4,370,142

		4,641,017

Commercial Banks – 0.9%
19,527	Comerica, Inc.	941,982
181,900	KeyCorp	2,481,116

		3,423,098

Commercial Services & Supplies – 0.3%
16,563	Cintas Corp.	976,058

Communications Equipment – 2.9%
16,854	Brocade Communications Systems, Inc.*	156,911
2,807	EchoStar Corp. Class A*	126,203
27,724	Harris Corp.	2,038,268
119,104	QUALCOMM, Inc.	9,374,676

		11,696,058

Computers & Peripherals – 5.7%
23,138	Apple, Inc.	13,653,503
123,839	Hewlett-Packard Co.	4,094,117
51,454	SanDisk Corp.	4,372,047
4,826	Western Digital Corp.	425,315

		22,544,982

Construction Materials – 0.1%
3,222	Martin Marietta Materials, Inc.	400,591

Common Stocks – (continued)
Distributors* – 0.2%
31,325	LKQ, Corp.	$912,184

Diversified Telecommunication Services(a) – 2.9%
250,184	Verizon Communications, Inc.	11,691,098

Electric Utilities – 0.7%
36,821	Entergy Corp.	2,669,522

Electrical Equipment – 1.5%
8,420	Eaton Corp. PLC	611,629
79,523	Emerson Electric Co.	5,421,878

		6,033,507

Electronic Equipment, Instruments & Components – 1.3%
188,296	Corning, Inc.	3,937,269
155,902	Flextronics International Ltd.*	1,401,559

		5,338,828

Energy Equipment & Services – 1.5%
57,436	Baker Hughes, Inc.	4,014,776
4,608	Halliburton Co.	290,627
15,181	Schlumberger Ltd.	1,541,630

		5,847,033

Food & Staples Retailing – 1.5%
59,007	CVS Caremark Corp.	4,290,989
21,745	Walgreen Co.	1,476,486

		5,767,475

Food Products – 1.9%
90,150	Archer-Daniels-Midland Co.	3,942,260
3,363	The Hershey Co.	323,655
78,719	Tyson Foods, Inc. Class A	3,303,836

		7,569,751

Health Care Equipment & Supplies – 1.9%
26,117	C.R. Bard, Inc.	3,586,648
67,109	Medtronic, Inc.	3,947,351

		7,533,999

Health Care Providers & Services – 0.3%
9,519	Humana, Inc.	1,044,710

Hotels, Restaurants & Leisure – 1.4%
16,328	Norwegian Cruise Line Holdings Ltd.*	535,069
2,231	Panera Bread Co. Class A*	341,276
62,786	Yum! Brands, Inc.	4,833,894

		5,710,239

Household Durables – 1.1%
29,730	PulteGroup, Inc.*	546,735
25,847	Whirlpool Corp.	3,964,413

		4,511,148

Household Products – 0.9%
30,756	Kimberly-Clark Corp.	3,452,361

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 2.8%
31,406	3M Co.	$4,368,261
57,624	Danaher Corp.	4,228,449
98,888	General Electric Co.	2,659,098

		11,255,808

Insurance – 1.1%
49,660	The Travelers Cos., Inc.	4,498,203

Internet & Catalog Retail* – 1.2%
15,489	Amazon.com, Inc.	4,710,670

Internet Software & Services* – 2.8%
5,644	Facebook, Inc. Class A	337,398
8,397	Google, Inc. Class A	4,491,388
12,005	Google, Inc. Class C	6,322,553

		11,151,339

IT Services – 4.1%
21,549	International Business Machines Corp.	4,233,732
40,238	MasterCard, Inc. Class A	2,959,505
30,425	Visa, Inc. Class A	6,164,409
240,718	Xerox Corp.	2,910,281

		16,267,927

Machinery – 2.7%
11,959	Caterpillar, Inc.	1,260,479
22,505	IDEX Corp.	1,678,198
52,141	Illinois Tool Works, Inc.	4,443,977
29,954	WABCO Holdings, Inc.*	3,205,377

		10,588,031

Media – 7.6%
90,385	Cablevision Systems Corp. Class A	1,509,430
4,140	Charter Communications, Inc. Class A*	561,094
177,912	Comcast Corp. Class A	9,208,725
70,878	DIRECTV*	5,500,133
4,356	Discovery Communications, Inc. Class A*	330,620
58,149	DISH Network Corp. Class A*	3,306,352
4,026	John Wiley & Sons, Inc. Class A	231,334
23,843	The Walt Disney Co.	1,891,704
13,255	Time Warner Cable, Inc.	1,875,052
13,306	Twenty-First Century Fox, Inc. Class A	426,058
64,591	Viacom, Inc. Class B	5,488,943

		30,329,445

Metals & Mining – 0.5%
9,796	Cliffs Natural Resources, Inc.(b)	173,585
27,459	Reliance Steel & Aluminum Co.	1,944,646

		2,118,231

Multiline Retail – 1.9%
4,211	Dollar General Corp.*	237,669
31,252	Kohl’s Corp.	1,712,297

Common Stocks – (continued)
Multiline Retail – (continued)
79,257	Macy’s, Inc.	$4,551,729
18,700	Target Corp.	1,154,725

		7,656,420

Oil, Gas & Consumable Fuels – 1.5%
2,885	Anadarko Petroleum Corp.	285,673
3,503	Apache Corp.	304,060
7,789	Devon Energy Corp.	545,230
8,807	Marathon Petroleum Corp.	818,611
1,672	Phillips 66	139,144
70,356	Valero Energy Corp.	4,022,252

		6,114,970

Personal Products(b) – 0.7%
45,760	Herbalife Ltd.	2,744,685

Pharmaceuticals – 5.1%
84,259	AbbVie, Inc.	4,388,209
57,562	Bristol-Myers Squibb Co.(a)	2,883,280
54,282	Johnson & Johnson	5,498,224
54,107	Merck & Co., Inc.	3,168,506
8,160	Mylan, Inc.*	414,365
128,173	Pfizer, Inc.	4,009,251

		20,361,835

Real Estate Management & Development* – 1.0%
94,715	Realogy Holdings Corp.	3,982,766

Semiconductors & Semiconductor Equipment – 4.5%
29,029	Applied Materials, Inc.	553,293
110,298	Broadcom Corp. Class A	3,398,281
156,218	Micron Technology, Inc.*	4,080,414
129,351	Texas Instruments, Inc.	5,879,003
83,673	Xilinx, Inc.	3,948,529

		17,859,520

Software – 4.5%
17,738	Citrix Systems, Inc.*	1,052,040
150,813	Electronic Arts, Inc.*	4,268,008
242,072	Microsoft Corp.	9,779,709
69,835	Oracle Corp.	2,854,855

		17,954,612

Specialty Retail – 7.9%
44,240	Aaron’s, Inc.	1,303,753
8,914	AutoZone, Inc.*	4,759,096
38,580	Bed Bath & Beyond, Inc.*	2,396,975
128,094	Best Buy Co., Inc.	3,321,477
86,296	GameStop Corp. Class A(b)	3,424,225
125,462	Lowe’s Cos., Inc.	5,759,960
1,991	PetSmart, Inc.	134,751
10,720	Sally Beauty Holdings, Inc.*	293,835
34,969	The Gap, Inc.	1,374,282
109,694	The Home Depot, Inc.	8,721,770

		31,490,124

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods* – 0.4%
15,929	Fossil Group, Inc.	$1,698,828

Tobacco – 3.1%
46,349	Lorillard, Inc.	2,754,058
113,847	Philip Morris International, Inc.	9,725,949

		12,480,007

Wireless Telecommunication Services – 0.5%
16,724	SBA Communications Corp. Class A*	1,501,146
10,733	United States Cellular Corp.	445,849

		1,946,995

TOTAL COMMON STOCKS
(Cost $362,832,354)		$386,626,734

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.9%
Repurchase Agreement – 2.9%
Joint Repurchase Agreement Account II
$11,700,000	0.056%	05/01/14	$11,700,000
(Cost $11,700,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $374,532,354)			$398,326,734

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.6%
Financial Square Money Market Fund – FST Shares
6,219,303	0.067%	$6,219,303
(Cost $6,219,303)

TOTAL INVESTMENTS – 101.6%
(Cost $380,751,657)		$404,546,037

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(6,298,799)

NET ASSETS – 100.0%		$398,247,238

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b)	All or a portion of security is on loan.
(c)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	53	June 2014	$4,976,435	$38,464

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 96.8%
Aerospace & Defense – 1.7%
35,936	L-3 Communications Holdings, Inc.	$4,145,936
2,848	Northrop Grumman Corp.	346,061
22,229	Raytheon Co.	2,122,425

		6,614,422

Airlines – 2.2%
26,254	Alaska Air Group, Inc.	2,469,976
47,661	Delta Air Lines, Inc.	1,755,355
185,513	Southwest Airlines Co.	4,483,849

		8,709,180

Biotechnology* – 3.6%
18,326	Alexion Pharmaceuticals, Inc.	2,899,173
10,778	Biogen Idec, Inc.	3,094,579
25,472	Celgene Corp.	3,744,639
53,799	Gilead Sciences, Inc.	4,222,684

		13,961,075

Capital Markets – 2.1%
54,100	E*TRADE Financial Corp.*	1,214,545
7,471	Legg Mason, Inc.	350,315
115,328	Morgan Stanley, Inc.	3,567,095
89,928	SEI Investments Co.	2,911,869

		8,043,824

Chemicals – 1.5%
119,422	The Dow Chemical Co.	5,959,158

Commercial Banks – 11.7%
196,656	Bank of America Corp.	2,977,372
98,385	BB&T Corp.	3,672,712
16,412	BOK Financial Corp.	1,073,673
98,950	Citigroup, Inc.	4,740,695
30,476	City National Corp.	2,211,643
87,121	Comerica, Inc.	4,202,717
3,601	First Citizens BancShares, Inc. Class A	809,829
82,887	JPMorgan Chase & Co.	4,640,014
312,182	KeyCorp	4,258,162
133,436	Regions Financial Corp.	1,353,041
29,358	SVB Financial Group*	3,132,205
61,721	The PNC Financial Services Group, Inc.	5,187,033
13,935	U.S. Bancorp	568,269
117,134	Wells Fargo & Co.	5,814,532
26,331	Zions Bancorp.	761,493

		45,403,390

Communications Equipment – 1.1%
16,844	Brocade Communications Systems, Inc.*	156,818
51,559	Cisco Systems, Inc.	1,191,528
14,881	EchoStar Corp. Class A*	669,050
30,689	QUALCOMM, Inc.	2,415,531

		4,432,927

Common Stocks – (continued)
Computers & Peripherals – 3.4%
1,977	Apple, Inc.	$1,166,608
196,451	Hewlett-Packard Co.	6,494,670
40,886	SanDisk Corp.*	3,474,083
21,298	Western Digital Corp.	1,876,993

		13,012,354

Consumer Finance – 0.6%
32,654	Capital One Financial Corp.	2,413,131

Diversified Financial Services – 1.8%
42,344	Berkshire Hathaway, Inc. Class B*	5,456,024
43,350	Voya Financial, Inc.	1,534,157

		6,990,181

Diversified Telecommunication Services – 2.9%
212,118	AT&T, Inc.(a)	7,572,613
80,284	Verizon Communications, Inc.	3,751,671

		11,324,284

Electric Utilities – 1.6%
61,400	Entergy Corp.	4,451,500
18,125	Great Plains Energy, Inc.	486,294
13,329	NextEra Energy, Inc.	1,330,900

		6,268,694

Electrical Equipment – 0.2%
9,438	Eaton Corp. PLC	685,576

Electronic Equipment, Instruments & Components – 1.5%
237,083	Corning, Inc.	4,957,406
107,490	Flextronics International Ltd.*	966,335

		5,923,741

Energy Equipment & Services – 0.4%
22,657	Baker Hughes, Inc.	1,583,724

Food & Staples Retailing – 1.3%
66,570	CVS Caremark Corp.	4,840,970

Food Products – 0.4%
31,736	Archer-Daniels-Midland Co.	1,387,815

Gas Utilities – 0.1%
6,656	National Fuel Gas Co.	490,148

Health Care Equipment & Supplies – 3.2%
109,026	Abbott Laboratories(a)	4,223,667
129,907	Boston Scientific Corp.*	1,638,127
6,323	Covidien PLC	450,514
106,452	Medtronic, Inc.	6,261,507

		12,573,815

Health Care Providers & Services – 0.7%
25,796	Humana, Inc.	2,831,111

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – 1.1%
26,011	Garmin Ltd.(b)	$1,485,228
40,406	PulteGroup, Inc.	743,066
12,744	Whirlpool Corp.	1,954,675

		4,182,969

Household Products – 1.4%
63,762	The Procter & Gamble Co.	5,263,553

Industrial Conglomerates – 5.2%
70,165	Danaher Corp.	5,148,708
563,121	General Electric Co.	15,142,323

		20,291,031

Insurance – 4.4%
40,477	Aspen Insurance Holdings Ltd.	1,853,037
31,189	Assured Guaranty Ltd.	745,729
17,275	Axis Capital Holdings Ltd.	790,331
5,762	PartnerRe Ltd.	607,315
52,394	Reinsurance Group of America, Inc.	4,019,144
29,255	The Allstate Corp.	1,666,072
23,101	The Chubb Corp.	2,127,140
55,022	The Travelers Cos., Inc.	4,983,893
5,727	Torchmark Corp.	456,442

		17,249,103

IT Services – 0.9%
283,356	Xerox Corp.	3,425,774

Machinery – 1.2%
54,582	Illinois Tool Works, Inc.	4,652,024

Media – 2.9%
85,584	Comcast Corp. Class A	4,406,789
50,433	DIRECTV*	3,913,601
10,474	The Walt Disney Co.	831,007
1,241	Time Warner Cable, Inc.	175,552
23,862	Viacom, Inc. Class B	2,027,793

		11,354,742

Metals & Mining – 0.6%
29,996	Reliance Steel & Aluminum Co.	2,124,317
3,423	Royal Gold, Inc.	226,602

		2,350,919

Multi-Utilities – 1.5%
63,122	Ameren Corp.	2,607,570
54,088	Consolidated Edison, Inc.	3,138,727

		5,746,297

Multiline Retail – 1.1%
41,252	Kohl’s Corp.	2,260,197
34,825	Macy’s, Inc.	2,000,000

		4,260,197

Oil, Gas & Consumable Fuels – 12.8%
60,746	Apache Corp.	5,272,753
47,407	Chevron Corp.	5,950,527

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
63,500	ConocoPhillips	$4,718,685
62,251	Devon Energy Corp.	4,357,570
141,688	Exxon Mobil Corp.	14,510,268
31,052	Marathon Petroleum Corp.	2,886,283
2,866	Murphy Oil Corp.	181,790
22,411	Occidental Petroleum Corp.	2,145,853
53,361	Phillips 66	4,440,703
90,577	Valero Energy Corp.	5,178,287

		49,642,719

Pharmaceuticals – 8.8%
107,027	Johnson & Johnson	10,840,765
189,278	Merck & Co., Inc.	11,084,119
394,239	Pfizer, Inc.	12,331,796

		34,256,680

Real Estate Investment Trusts – 2.8%
18,545	American Capital Agency Corp.	421,157
30,795	Annaly Capital Management, Inc.	355,682
102,011	Apartment Investment & Management Co. Class A	3,144,999
45,734	CBL & Associates Properties, Inc.	830,987
21,321	Equity Lifestyle Properties, Inc.	892,710
17,624	Hospitality Properties Trust	529,601
24,752	Host Hotels & Resorts, Inc.	530,931
22,639	Public Storage	3,973,371

		10,679,438

Real Estate Management & Development – 1.8%
105,668	CBRE Group, Inc. Class A*	2,814,995
4,817	Jones Lang LaSalle, Inc.	558,242
87,594	Realogy Holdings Corp.*	3,683,328

		7,056,565

Semiconductors & Semiconductor Equipment – 3.0%
55,150	Intel Corp.	1,471,954
193,801	Micron Technology, Inc.*	5,062,082
80,789	Texas Instruments, Inc.	3,671,860
29,502	Xilinx, Inc.	1,392,199

		11,598,095

Software* – 0.3%
37,177	Electronic Arts, Inc.	1,052,109

Specialty Retail – 3.9%
15,152	Aaron’s, Inc.	446,529
5,599	AutoZone, Inc.*	2,989,250
37,307	Best Buy Co., Inc.	967,370
75,139	GameStop Corp. Class A	2,981,516
81,011	Lowe’s Cos., Inc.	3,719,215
48,374	The Home Depot, Inc.	3,846,217

		14,950,097

Textiles, Apparel & Luxury Goods* – 0.1%
1,947	Fossil Group, Inc.	207,648

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Tobacco – 1.0%
46,132	Philip Morris International, Inc.	$3,941,057

TOTAL COMMON STOCKS
(Cost $351,113,518)		$375,610,537

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
Joint Repurchase Agreement Account II
$12,300,000	0.056%	05/01/14	$12,300,000
(Cost $12,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $363,413,518)			$387,910,537

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Financial Square Money Market Fund – FST Shares
1,389,375	0.067%	$1,389,375
(Cost $1,389,375)

TOTAL INVESTMENTS – 100.4%
(Cost $364,802,893)		$389,299,912

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,487,946)

NET ASSETS – 100.0%		$387,811,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b)	All or a portion of security is on loan.
(c)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2014.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	43	June 2014	$4,037,485	$30,673

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Aerospace & Defense – 1.9%
42,780	AAR Corp.(a)	$1,108,002
5,931	American Science and Engineering, Inc.	398,563
24,204	Engility Holdings, Inc.*	1,056,263
12,804	Moog, Inc. Class A*	838,022
18,885	Orbital Sciences Corp.*	555,219
13,077	Taser International, Inc.*	211,193

		4,167,262

Airlines – 1.7%
12,224	Allegiant Travel Co.	1,435,709
31,143	Hawaiian Holdings, Inc.*(b)	450,016
159,196	JetBlue Airways Corp.*	1,258,444
49,606	SkyWest, Inc.	575,430

		3,719,599

Auto Components – 0.9%
81,605	Modine Manufacturing Co.*	1,344,850
3,166	Standard Motor Products, Inc.	120,276
22,285	Stoneridge, Inc.*	238,227
10,623	Tower International, Inc.*	295,426

		1,998,779

Beverages – 0.3%
6,740	Coca-Cola Bottling Co.	554,230

Biotechnology* – 3.4%
37,061	Acorda Therapeutics, Inc.	1,313,812
12,306	Aegerion Pharmaceuticals, Inc.	544,664
73,131	Dyax Corp.	483,396
48,084	Emergent Biosolutions, Inc.	1,267,494
16,082	Genomic Health, Inc.(b)	421,992
54,839	Halozyme Therapeutics, Inc.(b)	408,551
10,338	Insys Therapeutics, Inc.	424,478
304	Intercept Pharmaceuticals, Inc.	80,292
36,821	Isis Pharmaceuticals, Inc.	979,807
18,998	Ligand Pharmaceuticals, Inc. Class B	1,200,104
16,339	Momenta Pharmaceuticals, Inc.	186,591
12,521	Sangamo Biosciences, Inc.	173,291

		7,484,472

Building Products – 0.6%
35,526	AAON, Inc.(a)	1,007,162
10,509	American Woodmark Corp.*	315,375

		1,322,537

Capital Markets – 4.7%
16,164	BlackRock Kelso Capital Corp.	146,769
10,990	Capital Southwest Corp.	385,749
27,590	Cohen & Steers, Inc.(b)	1,117,671
20,979	Evercore Partners, Inc. Class A	1,120,908
30,453	Financial Engines, Inc.	1,347,545
26,985	FXCM, Inc. Class A(b)	417,728
15,434	GAMCO Investors, Inc. Class A	1,171,904
28,737	Gladstone Capital Corp.(b)	277,887
29,488	HFF, Inc. Class A	1,002,592
33,994	Investment Technology Group, Inc.*	701,636

Common Stocks – (continued)
Capital Markets – (continued)
4,692	Piper Jaffray Cos., Inc.*	$205,791
53,840	Solar Capital Ltd.	1,179,096
7,137	Stifel Financial Corp.*	333,797
72,550	WisdomTree Investments, Inc.*(b)	819,090

		10,228,163

Chemicals – 2.6%
29,584	A. Schulman, Inc.	1,062,657
4,264	Calgon Carbon Corp.*	85,408
25,968	Chemtura Corp.*	579,086
8,097	Ferro Corp.*	105,099
4,412	FutureFuel Corp.	88,549
1,447	Innophos Holdings, Inc.	81,669
3,477	Koppers Holdings, Inc.	148,468
22,084	Minerals Technologies, Inc.	1,313,777
47,869	Olin Corp.(b)	1,345,119
26,482	OM Group, Inc.	775,658

		5,585,490

Commercial Banks – 4.7%
21,572	1st Source Corp.	636,158
2,640	Bancfirst Corp.	153,674
31,123	Central Pacific Financial Corp.	584,179
3,279	Chemical Financial Corp.	92,042
3,139	City Holding Co.	134,946
88,335	CVB Financial Corp.	1,277,324
14,083	First Bancorp, Inc.	224,342
48,055	First Interstate BancSystem, Inc.	1,196,089
7,667	Great Southern Bancorp, Inc.	219,813
4,439	Hancock Holding Co.	149,728
13,079	International Bancshares Corp.	300,294
6,472	Old National Bancorp	91,385
42,625	PrivateBancorp, Inc.	1,175,171
26,326	Prosperity Bancshares, Inc.	1,553,234
37,733	Renasant Corp.	1,027,092
3,101	S&T Bancorp, Inc.	72,129
22,649	Umpqua Holdings Corp.(b)	376,653
56,563	United Community Banks, Inc.*	913,492

		10,177,745

Commercial Services & Supplies – 1.5%
62,756	Kimball International, Inc. Class B	1,051,790
26,520	Mobile Mini, Inc.	1,171,654
37,793	Quad Graphics, Inc.	818,218
13,406	Steelcase, Inc. Class A	220,931

		3,262,593

Communications Equipment – 1.2%
7,265	ARRIS Group, Inc.*	189,544
5,075	Bel Fuse, Inc. Class B	110,432
21,970	Calix, Inc.*	193,556
89,970	Harmonic, Inc.*	632,489
28,817	Infinera Corp.*	258,200

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – (continued)
22,897	PC-Tel, Inc.	$188,900
25,748	Ubiquiti Networks, Inc.*(b)	997,220

		2,570,341

Computers & Peripherals* – 0.3%
39,306	Imation Corp.	169,802
21,127	Super Micro Computer, Inc.	430,146

		599,948

Consumer Finance – 1.9%
32,585	Cash America International, Inc.	1,419,077
89,060	EZCORP, Inc. Class A*	928,896
16,040	Nelnet, Inc. Class A	677,850
13,801	World Acceptance Corp.*(b)	1,001,953

		4,027,776

Containers & Packaging* – 0.0%
4,130	Berry Plastics Group, Inc.	92,884

Distributors – 0.1%
5,462	Pool Corp.	322,367

Diversified Consumer Services – 1.2%
14,482	American Public Education, Inc.*	501,077
35,110	Bridgepoint Education, Inc.*	556,493
9,297	Capella Education Co.	542,573
43,463	K12, Inc.*	1,029,204

		2,629,347

Diversified Financial Services* – 0.6%
51,998	PHH Corp.	1,235,992

Diversified Telecommunication Services – 0.2%
3,634	Atlantic Tele-Network, Inc.	215,024
6,517	magicJack VocalTec Ltd.*(b)	115,220

		330,244

Electric Utilities – 0.1%
12,557	The Empire District Electric Co.	305,386

Electrical Equipment – 1.2%
17,018	EnerSys, Inc.	1,150,076
34,160	LSI Industries, Inc.	259,958
37,392	Polypore International, Inc.*(b)	1,296,755

		2,706,789

Electronic Equipment, Instruments & Components* – 2.8%
15,505	Anixter International, Inc.	1,519,180
60,284	Benchmark Electronics, Inc.	1,397,383
28,671	Checkpoint Systems, Inc.	366,129
35,821	Cognex Corp.	1,233,317
13,270	Rofin-Sinar Technologies, Inc.	294,594
13,189	Sanmina Corp.	267,077
13,631	ScanSource, Inc.	523,567
65,259	TTM Technologies, Inc.	514,893

		6,116,140

Common Stocks – (continued)
Energy Equipment & Services – 1.6%
2,115	Exterran Holdings, Inc.	$90,987
37,982	ION Geophysical Corp.*	167,121
94,316	Pioneer Energy Services Corp.*	1,411,911
15,908	SEACOR Holdings, Inc.*	1,326,568
21,151	Tesco Corp.*	423,020

		3,419,607

Food & Staples Retailing – 0.4%
1,991	Susser Holdings Corp.*(b)	154,064
12,145	The Andersons, Inc.	756,512

		910,576

Food Products – 2.1%
24,374	Diamond Foods, Inc.*(b)	745,113
6,800	Lancaster Colony Corp.	645,184
72,441	Pilgrim’s Pride Corp.*	1,583,560
19,701	Sanderson Farms, Inc.	1,620,802

		4,594,659

Gas Utilities – 0.7%
28,057	Southwest Gas Corp.	1,543,416

Health Care Equipment & Supplies – 3.3%
5,040	Anika Therapeutics, Inc.*	215,410
2,697	Atrion Corp.	777,626
39,941	DexCom, Inc.*	1,295,686
2,173	Greatbatch, Inc.*	100,023
41,179	Haemonetics Corp.*	1,250,194
27,783	Insulet Corp.*	1,045,474
12,635	Invacare Corp.	199,633
39,396	Masimo Corp.*	1,054,237
24,164	Natus Medical, Inc.*	599,992
21,284	NuVasive, Inc.*	717,484

		7,255,759

Health Care Providers & Services – 2.3%
8,968	Amedisys, Inc.*	122,234
10,966	AMN Healthcare Services, Inc.*	136,856
10,374	Centene Corp.*	688,834
26,041	ExamWorks Group, Inc.*	958,309
31,103	Kindred Healthcare, Inc.	780,685
20,160	Magellan Health Services, Inc.*	1,163,635
4,731	Molina Healthcare, Inc.*	176,939
30,218	PharMerica Corp.*	821,627
30,523	Skilled Healthcare Group, Inc. Class A*	157,499

		5,006,618

Health Care Technology – 0.4%
29,912	Omnicell, Inc.*	792,070
6,461	Quality Systems, Inc.	95,429

		887,499

Hotels, Restaurants & Leisure – 3.8%
23,770	Bloomin’ Brands, Inc.*	506,777
10,274	Buffalo Wild Wings, Inc.*	1,501,237

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
28,512	Fiesta Restaurant Group, Inc.*	$1,043,824
6,989	Jack in the Box, Inc.*	374,191
28,091	Papa John’s International, Inc.	1,232,071
16,986	Red Robin Gourmet Burgers, Inc.*	1,154,708
57,006	Sonic Corp.*	1,085,394
51,256	Texas Roadhouse, Inc.	1,268,074

		8,166,276

Household Durables – 2.6%
15,111	Blyth, Inc.(b)	141,590
2,988	Cavco Industries, Inc.*	232,915
23,412	Ethan Allen Interiors, Inc.	568,443
20,773	Helen of Troy Ltd.*	1,302,467
14,918	Hooker Furniture Corp.	206,614
34,244	iRobot Corp.*(b)	1,147,174
5,382	NACCO Industries, Inc. Class A	288,421
18,810	Universal Electronics, Inc.*	702,554
43,248	William Lyon Homes Class A*	1,128,773

		5,718,951

Insurance – 2.7%
56,857	American Equity Investment Life Holding Co.	1,325,905
37,605	AmTrust Financial Services, Inc.(b)	1,454,185
11,875	Argo Group International Holdings Ltd.	527,488
22,490	CNO Financial Group, Inc.	387,953
6,541	Employers Holdings, Inc.	133,109
9,933	Global Indemnity PLC*	266,204
2,834	Primerica, Inc.	130,052
74,924	Symetra Financial Corp.	1,547,930

		5,772,826

Internet Software & Services – 3.8%
43,274	Blucora, Inc.*	833,024
24,675	comScore, Inc.*	773,068
50,253	Constant Contact, Inc.*	1,299,543
57,211	Conversant, Inc.*	1,398,237
1,893	CoStar Group, Inc.*	304,565
16,274	Digital River, Inc.*	248,829
9,755	Envestnet, Inc.*	359,472
33,034	Marchex, Inc. Class B	305,564
25,240	Stamps.com, Inc.*	876,080
25,414	VistaPrint NV*(b)	1,003,091
28,027	Web.com Group, Inc.*	860,709
2,088	WebMD Health Corp.*(b)	92,060

		8,354,242

IT Services – 1.0%
77,501	Ciber, Inc.*	334,804
9,474	Exlservice Holdings, Inc.*	268,067
8,289	Forrester Research, Inc.	293,679
30,377	ManTech International Corp. Class A	906,146
16,408	ModusLink Global Solutions, Inc.*(b)	66,288
15,027	TeleTech Holdings, Inc.*	362,602

		2,231,586

Common Stocks – (continued)
Leisure Equipment & Products – 0.2%
34,524	Callaway Golf Co.	$300,704
2,738	Sturm Ruger & Co., Inc.(b)	176,190

		476,894

Life Sciences Tools & Services* – 0.2%
25,218	Affymetrix, Inc.	187,370
6,332	Luminex Corp.	121,637
2,760	PAREXEL International Corp.	125,166

		434,173

Machinery – 2.4%
8,178	Albany International Corp. Class A	294,244
18,098	EnPro Industries, Inc.*	1,288,759
14,022	Hyster-Yale Materials Handling, Inc.	1,351,581
25,002	John Bean Technologies Corp.	724,808
8,671	Kadant, Inc.	301,317
17,458	Lydall, Inc.*	408,692
17,149	Miller Industries, Inc.	332,176
23,239	Tecumseh Products Co. Class A*	139,666
14,774	Titan International, Inc.	258,693
3,371	Watts Water Technologies, Inc. Class A	179,337

		5,279,273

Media – 0.4%
13,855	Entercom Communications Corp. Class A*	149,634
44,613	Harte-Hanks, Inc.	358,688
17,119	Live Nation Entertainment, Inc.*	357,445

		865,767

Metals & Mining – 3.0%
26,546	AMCOL International Corp.	1,217,134
73,048	Commercial Metals Co.	1,402,522
69,843	Globe Specialty Metals, Inc.	1,353,557
16,870	Kaiser Aluminum Corp.	1,187,648
34,852	Materion Corp.	1,172,770
3,926	Schnitzer Steel Industries, Inc. Class A	110,203

		6,443,834

Multiline Retail – 0.2%
18,966	Fred’s, Inc. Class A	345,561

Oil, Gas & Consumable Fuels – 2.1%
53,884	Comstock Resources, Inc.	1,497,975
1,865	Contango Oil & Gas Co.*	89,595
92,198	Forest Oil Corp.*	171,488
9,648	Green Plains Renewable Energy, Inc.*	288,475
78,565	Magnum Hunter Resources Corp.*	667,803
22,746	PDC Energy, Inc.*	1,448,238
63,264	Quicksilver Resources, Inc.*(b)	206,241
20,540	Scorpio Tankers, Inc.	185,065

		4,554,880

Paper & Forest Products – 0.3%
14,107	Schweitzer-Mauduit International, Inc.	615,629

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Personal Products* (b) – 0.5%
15,244	USANA Health Sciences, Inc.	$1,034,458

Pharmaceuticals – 2.3%
59,517	Akorn, Inc.*	1,501,019
85,978	Horizon Pharma, Inc.*(b)	1,219,168
54,072	Impax Laboratories, Inc.*	1,413,983
2,943	Prestige Brands Holdings, Inc.*	98,649
8,023	Questcor Pharmaceuticals, Inc.(b)	659,330
49,528	Zogenix, Inc.*(b)	120,848

		5,012,997

Professional Services – 2.3%
4,414	Barrett Business Services, Inc.	222,510
19,021	CDI Corp.	291,402
13,379	Huron Consulting Group, Inc.*	952,585
8,102	ICF International, Inc.*	315,735
13,314	Insperity, Inc.	426,847
47,756	Kelly Services, Inc. Class A	1,005,741
50,391	Korn/Ferry International*	1,463,858
23,419	RPX Corp.*	383,603

		5,062,281

Real Estate Investment Trusts – 8.2%
37,939	American Assets Trust, Inc.	1,288,029
59,542	Apollo Commercial Real Estate Finance, Inc.	1,012,809
41,203	Aviv REIT, Inc.	1,087,347
103,305	Capstead Mortgage Corp.	1,320,238
4,485	Colony Financial, Inc.	97,549
19,038	Coresite Realty Corp.	579,136
21,441	Cousins Properties, Inc.	249,359
48,299	CubeSmart	898,361
39,809	CYS Investments, Inc.	342,357
56,539	DuPont Fabros Technology, Inc.	1,369,940
6,356	Excel Trust, Inc.	80,213
52,057	First Industrial Realty Trust, Inc.	956,287
36,431	Pennsylvania Real Estate Investment Trust	602,933
15,753	PS Business Parks, Inc.	1,351,135
66,854	Redwood Trust, Inc.(b)	1,457,417
133,014	Resource Capital Corp.	731,577
19,495	Sovran Self Storage, Inc.	1,479,671
105,006	Sunstone Hotel Investors, Inc.	1,502,636
45,473	The Geo Group, Inc.	1,524,710

		17,931,704

Road & Rail – 1.6%
17,825	ArcBest Corp.	702,662
52,873	Knight Transportation, Inc.	1,254,676
28,030	Marten Transport Ltd.	657,584
29,407	Werner Enterprises, Inc.	752,819

		3,367,741

Semiconductors & Semiconductor Equipment – 6.1%
38,515	Brooks Automation, Inc.	394,008
4,759	Cabot Microelectronics Corp.*	206,398

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
35,842	Cavium, Inc.*	$1,518,626
66,332	Cirrus Logic, Inc.*(b)	1,479,204
32,468	DSP Group, Inc.*	258,445
111,012	Integrated Device Technology, Inc.*	1,295,510
54,112	International Rectifier Corp.*	1,409,077
117,504	Intersil Corp. Class A	1,449,999
28,350	Lattice Semiconductor Corp.*	238,707
40,405	Microsemi Corp.*	950,326
31,890	Monolithic Power Systems, Inc.*	1,183,119
45,693	OmniVision Technologies, Inc.*	892,384
11,558	Power Integrations, Inc.	545,884
115,637	Rambus, Inc.*	1,398,051
5,564	Tessera Technologies, Inc.	122,019

		13,341,757

Software – 3.5%
13,373	Advent Software, Inc.*	385,410
40,381	Aspen Technology, Inc.*	1,735,979
41,904	AVG Technologies NV*(b)	784,862
8,572	Blackbaud, Inc.	261,017
26,718	Ebix, Inc.(b)	421,610
10,158	EPIQ Systems, Inc.	129,921
6,465	Monotype Imaging Holdings, Inc.	170,741
3,361	NetScout Systems, Inc.*	130,945
49,046	Pegasystems, Inc.	812,692
35,143	SS&C Technologies Holdings, Inc.*	1,367,765
64,658	Take-Two Interactive Software, Inc.*	1,317,730

		7,518,672

Specialty Retail – 4.3%
13,909	Barnes & Noble, Inc.*	228,108
19,314	Brown Shoe Co., Inc.	455,617
40,873	Haverty Furniture Cos., Inc.	1,043,896
20,632	hhgregg, Inc.*(b)	177,848
19,199	Lithia Motors, Inc. Class A	1,426,102
14,678	Lumber Liquidators Holdings, Inc.*	1,279,334
25,852	Mattress Firm Holding Corp.*(b)	1,168,252
20,652	Outerwall, Inc.*(b)	1,432,216
26,502	Pier 1 Imports, Inc.	483,927
17,890	Restoration Hardware Holdings, Inc.*	1,116,157
39,497	The Pep Boys-Manny, Moe & Jack*	403,659
2,199	Vitamin Shoppe, Inc.*	105,288

		9,320,404

Textiles, Apparel & Luxury Goods – 1.8%
16,816	Columbia Sportswear Co.(b)	1,445,840
2,910	Movado Group, Inc.	114,305
33,092	Skechers U.S.A., Inc. Class A*	1,356,441
3,436	Unifi, Inc.*	76,073
29,115	Wolverine World Wide, Inc.	818,131

		3,810,790

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.2%
9,465	Brookline Bancorp, Inc.	$85,942
4,502	Dime Community Bancshares	73,383
14,113	Oritani Financial Corp.	209,296

		368,621

Trading Companies & Distributors* – 0.6%
1,348	DXP Enterprises, Inc.	152,607
29,570	TAL International Group, Inc.(b)	1,247,263

		1,399,870

Wireless Telecommunication Services – 0.2%
22,931	USA Mobility, Inc.	392,808

TOTAL COMMON STOCKS
(Cost $196,726,405)		$210,878,213

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 3.1%
Repurchase Agreement – 3.1%
Joint Repurchase Agreement Account II
$6,800,000	0.056%	05/01/14	$6,800,000
(Cost $6,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $203,526,405)			$217,678,213

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 8.6%
Financial Square Money Market Fund – FST Shares
18,825,250	0.067%	$18,825,250
(Cost $18,825,250)

TOTAL INVESTMENTS – 108.8%
(Cost $222,351,655)		$236,503,463

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.8)%		(19,117,288)

NET ASSETS – 100.0%		$217,386,175

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.
(b)	All or a portion of security is on loan.
(c)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2014.
(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	22	June 2014	$2,471,920	$(94,332)

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 1.5%
963	American Science and Engineering, Inc.	$64,714
3,305	Engility Holdings, Inc.*	144,230
1,082	HEICO Corp.	59,856
6,158	Moog, Inc. Class A*	403,041
3,242	Orbital Sciences Corp.*	95,315
9,155	Taser International, Inc.*	147,853
1,078	Teledyne Technologies, Inc.*	100,103

		1,015,112

Airlines – 1.7%
3,715	Allegiant Travel Co.	436,327
40,616	JetBlue Airways Corp.*	321,069
10,687	Republic Airways Holdings, Inc.*	88,809
15,894	SkyWest, Inc.	184,370
2,227	Spirit Airlines, Inc.*	126,583

		1,157,158

Auto Components* – 0.7%
16,361	Modine Manufacturing Co.	269,629
5,284	Stoneridge, Inc.	56,486
1,474	Tenneco, Inc.	88,249
1,620	Tower International, Inc.	45,052

		459,416

Beverages – 0.3%
1,049	Coca-Cola Bottling Co.	86,259
4,603	National Beverage Corp.*	88,746

		175,005

Biotechnology – 7.3%
15,334	Acorda Therapeutics, Inc.*	543,590
8,403	Aegerion Pharmaceuticals, Inc.*	371,917
711	Alnylam Pharmaceuticals, Inc.*	35,216
4,496	Anacor Pharmaceuticals, Inc.*	74,049
783	Cepheid, Inc.*	34,045
50,029	Dyax Corp.*	330,692
14,857	Emergent Biosolutions, Inc.*	391,631
8,177	Genomic Health, Inc.*(a)	214,564
44,576	Halozyme Therapeutics, Inc.*	332,091
10,774	ImmunoGen, Inc.*(a)	139,416
7,317	Insys Therapeutics, Inc.*(a)	300,436
716	Intercept Pharmaceuticals, Inc.*	189,110
6,207	InterMune, Inc.*	199,121
19,471	Isis Pharmaceuticals, Inc.*(b)	518,123
7,590	Ligand Pharmaceuticals, Inc. Class B*	479,460
10,048	Momenta Pharmaceuticals, Inc.*	114,748
6,861	NPS Pharmaceuticals, Inc.*	182,640
36,199	PDL BioPharma, Inc.(a)	307,330
1,625	Portola Pharmaceuticals, Inc.*	38,122
335	Puma Biotechnology, Inc.*	25,306
15,248	Sangamo Biosciences, Inc.*(a)	211,032

		5,032,639

Common Stocks – (continued)
Building Products – 1.4%
10,581	AAON, Inc.(b)	$299,971
2,143	American Woodmark Corp.*	64,312
10,360	Simpson Manufacturing Co., Inc.	339,704
3,550	Trex Co., Inc.*	278,746

		982,733

Capital Markets – 3.4%
3,945	BGC Partners, Inc. Class A	28,286
10,163	Cohen & Steers, Inc.(a)	411,703
8,523	Evercore Partners, Inc. Class A	455,384
11,074	Financial Engines, Inc.	490,024
2,947	GAMCO Investors, Inc. Class A	223,766
7,438	Greenhill & Co., Inc.	373,016
2,083	HFF, Inc. Class A	70,822
23,812	WisdomTree Investments, Inc.*	268,837

		2,321,838

Chemicals – 3.0%
5,080	Calgon Carbon Corp.*	101,753
12,701	Chemtura Corp.*	283,232
25,593	Ferro Corp.*	332,197
3,388	FutureFuel Corp.	67,997
2,613	Koppers Holdings, Inc.	111,575
5,611	Minerals Technologies, Inc.	333,798
16,814	Olin Corp.(a)	472,474
3,365	OM Group, Inc.	98,561
3,397	Quaker Chemical Corp.	252,839

		2,054,426

Commercial Banks – 0.5%
12,916	First Interstate BancSystem, Inc.	321,479
2,788	United Community Banks, Inc.*	45,026

		366,505

Commercial Services & Supplies – 1.5%
19,191	Kimball International, Inc. Class B	321,641
9,144	Mobile Mini, Inc.	403,982
1,876	MSA Safety, Inc.	98,959
1,369	Quad Graphics, Inc.	29,639
11,888	Steelcase, Inc. Class A	195,914

		1,050,135

Communications Equipment – 1.4%
1,875	ADTRAN, Inc.	42,056
3,894	ARRIS Group, Inc.*	101,595
3,699	Aruba Networks, Inc.*	73,129
11,126	Calix, Inc.*	98,020
30,404	Infinera Corp.*	272,420
2,633	Ruckus Wireless, Inc.*	27,515
9,306	Ubiquiti Networks, Inc.*	360,421

		975,156

Construction & Engineering – 0.1%
2,641	Comfort Systems USA, Inc.	39,615

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Finance* – 0.6%
11,075	EZCORP, Inc. Class A	$115,512
3,797	World Acceptance Corp.(a)	275,662

		391,174

Containers & Packaging* – 0.1%
1,543	Berry Plastics Group, Inc.	34,702

Distributors – 0.1%
1,347	Pool Corp.	79,500

Diversified Consumer Services – 1.3%
5,489	American Public Education, Inc.*	189,919
5,342	Bridgepoint Education, Inc.*	84,671
4,494	Capella Education Co.	262,270
10,527	K12, Inc.*	249,279
2,123	Strayer Education, Inc.*	90,504

		876,643

Diversified Financial Services* – 0.4%
11,203	PHH Corp.	266,295

Diversified Telecommunication Services – 0.3%
2,822	Atlantic Tele-Network, Inc.	166,978
3,718	magicJack VocalTec Ltd.*(a)	65,734

		232,712

Electrical Equipment – 1.8%
2,587	Acuity Brands, Inc.(b)	322,263
5,587	EnerSys, Inc.	377,569
14,687	Polypore International, Inc.*(a)	509,345

		1,209,177

Electronic Equipment, Instruments & Components – 3.2%
4,913	Anixter International, Inc.	481,376
13,520	Benchmark Electronics, Inc.*	313,394
17,230	Cognex Corp.*	593,229
6,498	Coherent, Inc.*	387,995
2,222	FARO Technologies, Inc.*	88,658
2,232	FEI Co.	177,489
5,701	Rofin-Sinar Technologies, Inc.*	126,562
1,490	Universal Display Corp.*(a)	38,814

		2,207,517

Energy Equipment & Services* – 1.0%
23,430	Pioneer Energy Services Corp.	350,747
4,083	SEACOR Holdings, Inc.	340,482

		691,229

Food & Staples Retailing* – 0.1%
7,793	Rite Aid, Corp.	56,889

Food Products – 2.1%
875	Annie’s, Inc.*	28,446
3,363	Lancaster Colony Corp.	319,082
25,547	Pilgrim’s Pride Corp.*	558,457
6,421	Sanderson Farms, Inc.	528,256

		1,434,241

Common Stocks – (continued)
Health Care Equipment & Supplies – 3.9%
1,286	Abaxis, Inc.	$52,224
3,972	Align Technology, Inc.*(b)	200,149
649	Anika Therapeutics, Inc.*	27,738
1,677	Cantel Medical Corp.	55,609
15,961	DexCom, Inc.*	517,775
5,291	Haemonetics Corp.*	160,635
13,378	Insulet Corp.*	503,414
3,261	Invacare Corp.	51,524
15,611	Masimo Corp.*	417,750
9,414	Natus Medical, Inc.*	233,750
5,683	NuVasive, Inc.*	191,574
1,218	SurModics, Inc.*	26,504
3,949	Vascular Solutions, Inc.*	86,523
7,371	Zeltiq Aesthetics, Inc.*	134,815

		2,659,984

Health Care Providers & Services – 2.3%
7,210	AMN Healthcare Services, Inc.*	89,981
3,368	Centene Corp.*	223,635
5,440	CorVel Corp.*	247,738
6,639	ExamWorks Group, Inc.*	244,315
13,133	HealthSouth Corp.	454,927
1,627	Owens & Minor, Inc.	54,570
5,506	PharMerica Corp.*	149,708
9,441	Skilled Healthcare Group, Inc. Class A*	48,716
2,273	Triple-S Management Corp. Class B*	34,049

		1,547,639

Health Care Technology – 0.5%
479	Computer Programs and Systems, Inc.	30,239
9,424	Omnicell, Inc.*	249,548
5,090	Quality Systems, Inc.	75,179

		354,966

Hotels, Restaurants & Leisure – 4.6%
11,170	Bloomin’ Brands, Inc.*	238,144
3,987	Buffalo Wild Wings, Inc.*	582,581
10,450	Fiesta Restaurant Group, Inc.*	382,575
5,734	Interval Leisure Group, Inc.	147,765
2,005	Jack in the Box, Inc.*	107,348
2,677	Multimedia Games Holding Co., Inc.*	78,168
10,254	Papa John’s International, Inc.	449,740
4,383	Red Robin Gourmet Burgers, Inc.*	297,956
21,548	Sonic Corp.*	410,274
19,129	Texas Roadhouse, Inc.	473,252

		3,167,803

Household Durables – 2.4%
3,400	Blyth, Inc.(a)	31,858
2,189	Cavco Industries, Inc.*	170,633
7,640	Ethan Allen Interiors, Inc.	185,499
5,230	Helen of Troy Ltd.*	327,921
12,373	iRobot Corp.*(a)	414,495
1,272	NACCO Industries, Inc. Class A	68,166
745	Universal Electronics, Inc.*	27,826

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
15,195	William Lyon Homes Class A*	$396,590

		1,622,988

Insurance – 1.9%
17,537	American Equity Investment Life Holding Co.	408,963
13,106	AmTrust Financial Services, Inc.(a)	506,809
2,577	Employers Holdings, Inc.	52,442
17,406	Symetra Financial Corp.	359,608

		1,327,822

Internet & Catalog Retail(a) – 0.0%
1,862	PetMed Express, Inc.	24,374

Internet Software & Services – 6.3%
16,702	Blucora, Inc.*	321,513
7,946	comScore, Inc.*	248,948
18,429	Constant Contact, Inc.*	476,574
19,917	Conversant, Inc.*	486,771
2,151	CoStar Group, Inc.*	346,074
2,082	DealerTrack Holdings, Inc.*	95,127
5,685	Demandware, Inc.*	282,147
7,178	Envestnet, Inc.*	264,509
8,144	Liquidity Services, Inc.*(a)	140,484
3,052	Marchex, Inc. Class B	28,231
1,244	Perficient, Inc.*	22,728
9,593	Stamps.com, Inc.*	332,973
3,166	Travelzoo, Inc.*	56,798
9,759	VistaPrint NV*(a)	385,188
13,001	Web.com Group, Inc.*	399,261
9,984	WebMD Health Corp.*(a)	440,195

		4,327,521

IT Services – 1.3%
5,904	CSG Systems International, Inc.	155,629
820	Exlservice Holdings, Inc.*	23,202
4,542	Forrester Research, Inc.	160,923
6,528	iGATE Corp.*	238,925
1,187	ManTech International Corp. Class A	35,408
2,747	Sapient Corp.*	44,694
10,648	TeleTech Holdings, Inc.*	256,936

		915,717

Leisure Equipment & Products(a) – 0.2%
1,676	Sturm Ruger & Co., Inc.	107,851

Life Sciences Tools & Services* – 0.6%
6,199	Cambrex Corp.	127,017
1,836	Luminex Corp.	35,270
5,848	PAREXEL International Corp.	265,207

		427,494

Machinery – 3.1%
6,952	Albany International Corp. Class A	250,133
1,634	Altra Industrial Motion Corp.	55,817
2,707	CIRCOR International, Inc.	219,835

Common Stocks – (continued)
Machinery – (continued)
5,769	EnPro Industries, Inc.*	$410,811
2,936	Hyster-Yale Materials Handling, Inc.	283,001
6,512	John Bean Technologies Corp.	188,783
2,890	Lydall, Inc.*	67,655
32,544	Mueller Water Products, Inc. Class A	296,801
3,618	Titan International, Inc.	63,351
5,289	Watts Water Technologies, Inc. Class A	281,375

		2,117,562

Media* – 0.1%
5,985	Entercom Communications Corp. Class A	64,638

Metals & Mining – 2.9%
8,332	AMCOL International Corp.	382,022
5,658	Coeur Mining, Inc.*	48,998
18,574	Commercial Metals Co.	356,621
20,261	Globe Specialty Metals, Inc.	392,658
5,173	Kaiser Aluminum Corp.	364,179
8,583	Materion Corp.	288,818
4,639	Schnitzer Steel Industries, Inc. Class A	130,217

		1,963,513

Oil, Gas & Consumable Fuels – 2.0%
15,171	Comstock Resources, Inc.	421,754
1,476	Contango Oil & Gas Co.*	70,907
22,571	Forest Oil Corp.*	41,982
26,831	Magnum Hunter Resources Corp.*	228,063
5,580	PDC Energy, Inc.*	355,279
20,951	Quicksilver Resources, Inc.*(a)	68,300
4,058	Western Refining, Inc.(a)	176,523

		1,362,808

Paper & Forest Products – 0.6%
8,859	Schweitzer-Mauduit International, Inc.	386,607

Personal Products* – 0.4%
4,481	USANA Health Sciences, Inc.	304,081

Pharmaceuticals – 3.5%
20,654	Akorn, Inc.*	520,894
29,588	Horizon Pharma, Inc.*(a)	419,558
13,571	Impax Laboratories, Inc.*	354,882
4,539	Lannett Co., Inc.*	156,732
5,274	Nektar Therapeutics*	62,075
8,779	Questcor Pharmaceuticals, Inc.(a)	721,458
12,815	SciClone Pharmaceuticals, Inc.*	61,256
58,099	Zogenix, Inc.*	141,761

		2,438,616

Professional Services – 2.3%
2,304	Barrett Business Services, Inc.	116,145
4,327	CDI Corp.	66,290
2,914	Heidrick & Struggles International, Inc.	54,929
5,901	Huron Consulting Group, Inc.*	420,151
7,808	Insperity, Inc.	250,324
13,389	Kelly Services, Inc. Class A	281,972

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Professional Services – (continued)
1,368	On Assignment, Inc.*	$47,880
8,682	RPX Corp.*	142,211
2,333	The Corporate Executive Board Co.	161,024
1,240	WageWorks, Inc.*	52,539

		1,593,465

Real Estate Investment Trusts – 3.8%
924	American Assets Trust, Inc.	31,370
3,515	Apollo Commercial Real Estate Finance, Inc.	59,790
7,570	Aviv REIT, Inc.	199,772
26,700	Capstead Mortgage Corp.	341,226
7,312	Coresite Realty Corp.	222,431
3,484	DuPont Fabros Technology, Inc.	84,417
4,854	PS Business Parks, Inc.	416,328
1,351	Redwood Trust, Inc.	29,452
7,194	Sovran Self Storage, Inc.	546,025
13,981	Sunstone Hotel Investors, Inc.	200,068
12,234	The Geo Group, Inc.	410,206
1,219	Universal Health Realty Income Trust	51,722

		2,592,807

Road & Rail – 1.1%
5,137	ArcBest Corp.	202,500
23,445	Knight Transportation, Inc.	556,350

		758,850

Semiconductors & Semiconductor Equipment – 6.4%
8,000	Brooks Automation, Inc.	81,840
5,266	Cabot Microelectronics Corp.*	228,386
14,674	Cavium, Inc.*	621,737
19,626	Cirrus Logic, Inc.*	437,660
2,477	Diodes, Inc.*	65,319
32,825	Integrated Device Technology, Inc.*	383,068
1,736	International Rectifier Corp.*	45,205
32,518	Lattice Semiconductor Corp.*	273,802
11,314	Micrel, Inc.	112,687
18,225	Microsemi Corp.*	428,652
13,042	Monolithic Power Systems, Inc.*	483,858
15,456	OmniVision Technologies, Inc.*	301,856
7,634	Power Integrations, Inc.	360,554
42,289	Rambus, Inc.*	511,274
2,271	Semtech Corp.*	54,459

		4,390,357

Software – 5.8%
12,914	Advent Software, Inc.	372,182
16,319	Aspen Technology, Inc.*	701,554
20,368	AVG Technologies NV*	381,493
13,321	Blackbaud, Inc.	405,624
1,974	Ebix, Inc.(a)	31,150
3,025	Infoblox, Inc.*	59,351
1,929	Manhattan Associates, Inc.*	60,821
3,613	Monotype Imaging Holdings, Inc.	95,419
1,464	NetScout Systems, Inc.*	57,037

Common Stocks – (continued)
Software – (continued)
17,612	Pegasystems, Inc.	$291,831
1,753	PROS Holdings, Inc.*	48,032
6,927	PTC, Inc.*	245,008
3,309	QAD, Inc. Class A	63,036
13,867	SS&C Technologies Holdings, Inc.*	539,704
28,350	Take-Two Interactive Software, Inc.*	577,773
2,908	Tangoe, Inc.*	43,736

		3,973,751

Specialty Retail – 4.8%
3,009	Barnes & Noble, Inc.*	49,348
7,927	Brown Shoe Co., Inc.	186,998
2,124	Five Below, Inc.*	85,618
12,390	Haverty Furniture Cos., Inc.	316,440
7,413	Lithia Motors, Inc. Class A	550,638
6,093	Lumber Liquidators Holdings, Inc.*	531,066
8,532	Mattress Firm Holding Corp.*(a)	385,561
6,981	Outerwall, Inc.*(a)	484,132
14,845	Pier 1 Imports, Inc.	271,070
6,925	Restoration Hardware Holdings, Inc.*	432,051

		3,292,922

Textiles, Apparel & Luxury Goods – 0.7%
5,989	Movado Group, Inc.	235,248
7,765	Wolverine World Wide, Inc.	218,196

		453,444

Tobacco(a) – 0.1%
3,221	Vector Group Ltd.	68,607

Trading Companies & Distributors – 1.5%
1,074	DXP Enterprises, Inc.*	121,587
8,996	TAL International Group, Inc.*	379,451
5,449	Watsco, Inc.	560,757

		1,061,795

Transportation Infrastructure* – 0.1%
4,887	Wesco Aircraft Holdings, Inc.	99,011

Water Utilities – 0.1%
5,132	Consolidated Water Co., Ltd.	59,634

Wireless Telecommunication Services – 0.0%
1,961	USA Mobility, Inc.	33,592

TOTAL COMMON STOCKS
(Cost $62,776,602)		$66,610,036

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(c) – 3.2%
Repurchase Agreement – 3.2%
Joint Repurchase Agreement Account II
$2,200,000	0.056%	05/01/14	$2,200,000
(Cost $2,200,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $64,976,602)			$68,810,036

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(d)(e) – 9.5%
Financial Square Money Market Fund – FST Shares
6,533,910	0.067%	$6,533,910
(Cost $6,533,910)

TOTAL INVESTMENTS – 109.8%
(Cost $71,510,512)		$75,343,946

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.8)%		(6,711,329)

NET ASSETS – 100.0%		$68,632,617

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.
(c)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2014.
(e)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	7	June 2014	$786,520	$(52,596)

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Aerospace & Defense – 2.1%
32,213	AAR Corp.	$834,317
2,688	American Science and Engineering, Inc.	180,634
8,277	Ducommun, Inc.*	200,883
10,124	Engility Holdings, Inc.*	441,811
13,736	Moog, Inc. Class A*	899,021
15,403	Orbital Sciences Corp.*	452,848

		3,009,514

Airlines – 1.5%
22,815	Hawaiian Holdings, Inc.*(a)	329,677
128,050	JetBlue Airways Corp.*	1,012,235
4,059	Republic Airways Holdings, Inc.*	33,730
59,817	SkyWest, Inc.	693,877

		2,069,519

Auto Components* – 0.8%
56,855	Modine Manufacturing Co.	936,971
5,040	Tower International, Inc.	140,162

		1,077,133

Biotechnology* – 1.4%
10,097	Acorda Therapeutics, Inc.	357,938
33,163	Emergent Biosolutions, Inc.	874,177
15,590	Isis Pharmaceuticals, Inc.	414,850
5,858	Ligand Pharmaceuticals, Inc. Class B	370,050

		2,017,015

Building Products – 0.3%
5,584	AAON, Inc.	158,307
2,805	American Woodmark Corp.*	84,178
7,089	Simpson Manufacturing Co., Inc.	232,448

		474,933

Capital Markets – 3.9%
44,379	BlackRock Kelso Capital Corp.	402,961
7,728	Capital Southwest Corp.	271,253
10,753	Evercore Partners, Inc. Class A	574,533
11,650	Financial Engines, Inc.	515,512
10,374	GAMCO Investors, Inc. Class A	787,698
19,680	Gladstone Capital Corp.(a)	190,306
15,970	HFF, Inc. Class A	542,980
26,488	Investment Technology Group, Inc.*	546,712
8,865	Janus Capital Group, Inc.	107,532
4,452	MVC Capital, Inc.	58,054
11,567	Piper Jaffray Cos., Inc.*	507,329
35,943	Solar Capital Ltd.	787,152
4,722	Stifel Financial Corp.*	220,848

		5,512,870

Chemicals – 3.1%
28,526	A. Schulman, Inc.	1,024,654
2,289	Chemtura Corp.*	51,045
14,394	FutureFuel Corp.	288,888
16,313	Minerals Technologies, Inc.	970,460
36,574	Olin Corp.(a)	1,027,729

Common Stocks – (continued)
Chemicals – (continued)
27,864	OM Group, Inc.	$816,136
2,569	Quaker Chemical Corp.	191,211

		4,370,123

Commercial Banks – 10.0%
11,854	1st Source Corp.	349,574
7,786	Bancfirst Corp.	453,223
8,370	Banner Corp.	330,950
17,941	Central Pacific Financial Corp.	336,753
16,742	Chemical Financial Corp.	469,948
11,221	City Holding Co.	482,391
19,138	Columbia Banking System, Inc.	475,005
71,047	CVB Financial Corp.	1,027,340
8,438	First Financial Bancorp	136,611
4,598	First Financial Bankshares, Inc.(a)	271,512
35,969	First Interstate BancSystem, Inc.	895,268
34,928	First Midwest Bancorp, Inc.	571,771
9,824	Flushing Financial Corp.	188,817
1,814	Glacier Bancorp, Inc.	46,547
9,256	Great Southern Bancorp, Inc.	265,370
35,751	Hancock Holding Co.	1,205,881
5,259	Iberiabank Corp.	330,791
28,620	International Bancshares Corp.	657,115
24,808	Old National Bancorp	350,289
6,198	Pinnacle Financial Partners, Inc.	214,265
42,250	PrivateBancorp, Inc.	1,164,833
12,070	Prosperity Bancshares, Inc.	712,130
31,927	Renasant Corp.	869,053
5,511	S&T Bancorp, Inc.	128,186
4,441	Simmons First National Corp. Class A	160,587
176	Southside Bancshares, Inc.	4,861
14,687	Southwest Bancorp, Inc.	245,273
3,912	TriCo Bancshares	94,866
52,769	Umpqua Holdings Corp.	877,548
48,952	United Community Banks, Inc.*	790,575
8,773	Western Alliance Bancorp*	202,393

		14,309,726

Commercial Services & Supplies – 1.7%
44,402	Kimball International, Inc. Class B	744,177
23,842	Mobile Mini, Inc.	1,053,340
25,332	Quad Graphics, Inc.	548,438

		2,345,955

Communications Equipment* – 0.6%
19,659	Calix, Inc.	173,196
65,415	Harmonic, Inc.	459,867
12,631	Infinera Corp.	113,174
2,790	Ubiquiti Networks, Inc.	108,057

		854,294

Computers & Peripherals* – 0.4%
41,246	Imation Corp.	178,183
45,568	Quantum Corp.(a)	49,213

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Computers & Peripherals* – (continued)
15,177	Super Micro Computer, Inc.	$309,004

		536,400

Construction & Engineering – 0.1%
10,178	Comfort Systems USA, Inc.	152,670

Consumer Finance – 1.8%
18,816	Cash America International, Inc.	819,437
68,482	EZCORP, Inc. Class A*	714,267
6,322	Green Dot Corp. Class A*	109,813
9,461	Nelnet, Inc. Class A	399,822
7,945	World Acceptance Corp.*(a)	576,807

		2,620,146

Diversified Consumer Services* – 0.3%
29,421	Bridgepoint Education, Inc.	466,323

Diversified Financial Services* – 0.7%
43,725	PHH Corp.	1,039,343

Diversified Telecommunication Services*(a) – 0.1%
8,579	magicJack VocalTec Ltd.	151,677

Electric Utilities – 1.3%
7,446	Cleco Corp.	391,287
14,943	Genie Energy Ltd. Class B*	121,038
8,227	PNM Resources, Inc.	227,724
37,427	The Empire District Electric Co.	910,225
3,706	UNS Energy Corp.	222,582

		1,872,856

Electrical Equipment – 0.5%
5,007	EnerSys, Inc.	338,373
26,942	LSI Industries, Inc.	205,029
6,464	Polypore International, Inc.*(a)	224,171

		767,573

Electronic Equipment, Instruments & Components – 3.1%
8,219	Anixter International, Inc.	805,298
43,184	Benchmark Electronics, Inc.*	1,001,005
20,403	Checkpoint Systems, Inc.*	260,546
6,809	Daktronics, Inc.	88,653
6,870	Fabrinet*	148,392
10,125	Rofin-Sinar Technologies, Inc.*	224,775
24,879	Sanmina Corp.*	503,800
22,865	ScanSource, Inc.*	878,245
54,244	TTM Technologies, Inc.*	427,985

		4,338,699

Energy Equipment & Services – 2.7%
5,412	Dawson Geophysical Co.	152,943
7,436	Exterran Holdings, Inc.	319,897
138,942	ION Geophysical Corp.*	611,345
22,732	Key Energy Services, Inc.*	228,229
74,913	Pioneer Energy Services Corp.*	1,121,447
11,784	SEACOR Holdings, Inc.*	982,668

Common Stocks – (continued)
Energy Equipment & Services – (continued)
20,608	Tesco Corp.*	$412,160

		3,828,689

Food & Staples Retailing – 0.9%
11,294	Ingles Markets, Inc. Class A	259,649
12,460	The Andersons, Inc.	776,133
12,427	The Pantry, Inc.*	186,902

		1,222,684

Food Products* – 0.8%
15,291	Diamond Foods, Inc.(a)	467,446
28,606	Pilgrim’s Pride Corp.	625,327

		1,092,773

Gas Utilities – 1.8%
22,431	Northwest Natural Gas Co.	993,020
23,439	Southwest Gas Corp.	1,289,380
8,061	WGL Holdings, Inc.	320,747

		2,603,147

Health Care Equipment & Supplies* – 1.5%
1,758	Anika Therapeutics, Inc.	75,137
20,071	DexCom, Inc.	651,103
1,459	Greatbatch, Inc.	67,158
14,698	Insulet Corp.	553,086
14,344	Natus Medical, Inc.	356,161
12,304	NuVasive, Inc.	414,768
2,632	SurModics, Inc.	57,272

		2,174,685

Health Care Providers & Services – 1.3%
12,754	Amedisys, Inc.*	173,837
14,994	Kindred Healthcare, Inc.	376,349
5,314	Magellan Health Services, Inc.*	306,724
2,418	National Healthcare Corp.	132,337
22,067	PharMerica Corp.*	600,002
25,199	Skilled Healthcare Group, Inc. Class A*	130,027
12,869	Triple-S Management Corp. Class B*	192,778

		1,912,054

Health Care Technology* – 0.4%
19,658	Omnicell, Inc.	520,544

Hotels, Restaurants & Leisure – 2.5%
5,052	Buffalo Wild Wings, Inc.*	738,198
2,677	Jack in the Box, Inc.*	143,327
15,128	Papa John’s International, Inc.	663,514
10,178	Red Robin Gourmet Burgers, Inc.*	691,900
35,724	Sonic Corp.*	680,185
28,221	Texas Roadhouse, Inc.	698,188

		3,615,312

Household Durables – 2.5%
7,951	Blyth, Inc.(a)	74,501
2,310	Cavco Industries, Inc.*	180,064

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
6,605	CSS Industries, Inc.	$158,322
14,605	Ethan Allen Interiors, Inc.	354,609
16,468	Helen of Troy Ltd.*	1,032,544
11,446	Hooker Furniture Corp.	158,527
18,367	iRobot Corp.*(a)	615,294
4,362	NACCO Industries, Inc. Class A	233,760
9,448	Universal Electronics, Inc.*	352,883
16,960	William Lyon Homes Class A*	442,656

		3,603,160

Insurance – 5.8%
45,098	American Equity Investment Life Holding Co.	1,051,685
2,166	AMERISAFE, Inc.	92,380
23,819	AmTrust Financial Services, Inc.(a)	921,081
11,895	Argo Group International Holdings Ltd.	528,376
35,185	CNO Financial Group, Inc.	606,941
14,697	Employers Holdings, Inc.	299,084
15,488	Global Indemnity PLC*	415,078
11,096	Horace Mann Educators Corp.	333,657
5,252	Kansas City Life Insurance Co.	218,378
41,729	Maiden Holdings Ltd.	492,402
21,510	Primerica, Inc.	987,094
7,804	Safety Insurance Group, Inc.	419,153
7,166	Selective Insurance Group, Inc.	164,388
4,107	Stewart Information Services Corp.	125,264
59,512	Symetra Financial Corp.	1,229,518
21,448	Tower Group International Ltd.(a)	52,762
12,483	United Fire Group, Inc.	347,277

		8,284,518

Internet Software & Services – 2.1%
4,599	Bankrate, Inc.*	80,575
26,645	Blucora, Inc.*	512,916
17,011	Constant Contact, Inc.*	439,905
10,133	Conversant, Inc.*	247,651
27,015	Digital River, Inc.*	413,059
25,877	Marchex, Inc. Class B	239,362
5,901	Perficient, Inc.*	107,811
15,834	Stamps.com, Inc.*	549,598
3,729	Travelzoo, Inc.*	66,898
9,002	VistaPrint NV*(a)	355,309

		3,013,084

IT Services – 1.1%
57,204	Ciber, Inc.*	247,121
3,063	CSG Systems International, Inc.	80,741
25,140	ManTech International Corp. Class A	749,926
17,808	TeleTech Holdings, Inc.*	429,707

		1,507,495

Leisure Equipment & Products – 0.1%
20,087	Callaway Golf Co.	174,958

Common Stocks – (continued)
Life Sciences Tools & Services* – 0.5%
72,628	Affymetrix, Inc.	$539,626
9,385	Cambrex Corp.	192,299

		731,925

Machinery – 1.9%
3,528	CIRCOR International, Inc.	286,509
14,342	EnPro Industries, Inc.*	1,021,294
1,712	Hyster-Yale Materials Handling, Inc.	165,020
7,378	Kadant, Inc.	256,385
3,080	Lydall, Inc.*	72,103
13,414	Miller Industries, Inc.	259,829
18,867	Tecumseh Products Co. Class A*	113,390
3,478	Titan International, Inc.	60,900
9,609	Watts Water Technologies, Inc. Class A	511,199

		2,746,629

Media – 0.3%
13,330	Entercom Communications Corp. Class A*	143,964
10,380	Gray Television, Inc.*	116,775
7,942	Harte-Hanks, Inc.	63,854
9,468	Journal Communications, Inc. Class A*	75,933

		400,526

Metals & Mining – 3.8%
18,800	AMCOL International Corp.	861,980
62,900	Commercial Metals Co.	1,207,680
54,302	Globe Specialty Metals, Inc.	1,052,373
14,340	Kaiser Aluminum Corp.	1,009,536
24,831	Materion Corp.	835,563
16,911	Schnitzer Steel Industries, Inc. Class A	474,692

		5,441,824

Multi-Utilities – 0.1%
4,689	Avista Corp.	150,751

Multiline Retail – 0.3%
19,298	Fred’s, Inc. Class A	351,610

Oil, Gas & Consumable Fuels – 2.4%
36,356	Comstock Resources, Inc.	1,010,697
72,891	Forest Oil Corp.*	135,577
11,437	Green Plains Renewable Energy, Inc.	341,966
41,615	Magnum Hunter Resources Corp.*	353,728
5,654	Nordic American Tankers Ltd.(a)	48,794
17,452	PDC Energy, Inc.*	1,111,169
62,677	Quicksilver Resources, Inc.*(a)	204,327
24,512	Scorpio Tankers, Inc.	220,853

		3,427,111

Personal Products* – 0.5%
10,210	USANA Health Sciences, Inc.	692,851

Pharmaceuticals* – 1.3%
12,841	Akorn, Inc.	323,850
61,478	Horizon Pharma, Inc.(a)	871,758

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals* – (continued)
27,060	Impax Laboratories, Inc.	$707,619

		1,903,227

Professional Services – 2.8%
14,377	CDI Corp.	220,256
8,101	Heidrick & Struggles International, Inc.	152,704
12,978	Huron Consulting Group, Inc.*	924,034
8,249	ICF International, Inc.*	321,463
37,874	Kelly Services, Inc. Class A	797,626
37,980	Korn/Ferry International*	1,103,319
26,225	RPX Corp.*	429,565

		3,948,967

Real Estate Investment Trusts – 13.2%
8,938	Agree Realty Corp.	266,978
28,075	American Assets Trust, Inc.	953,146
48,676	Apollo Commercial Real Estate Finance, Inc.	827,979
19,269	Aviv REIT, Inc.	508,509
73,505	Capstead Mortgage Corp.	939,394
4,753	Chatham Lodging Trust	96,628
49,120	Colony Financial, Inc.	1,068,360
11,469	Coresite Realty Corp.	348,887
53,400	Cousins Properties, Inc.	621,042
65,525	CubeSmart	1,218,765
92,543	CYS Investments, Inc.	795,870
27,052	DuPont Fabros Technology, Inc.	655,470
8,975	Excel Trust, Inc.	113,265
61,511	First Industrial Realty Trust, Inc.	1,129,957
3,810	First Potomac Realty Trust	49,644
22,723	Getty Realty Corp.	429,919
12,919	Investors Real Estate Trust	112,654
39,240	Pennsylvania Real Estate Investment Trust	649,422
8,821	PS Business Parks, Inc.	756,577
29,725	Ramco-Gershenson Properties Trust	489,868
50,507	Redwood Trust, Inc.	1,101,053
154,933	Resource Capital Corp.	852,131
21,283	RLJ Lodging Trust	567,618
11,027	Sovran Self Storage, Inc.	836,949
84,272	Sunstone Hotel Investors, Inc.	1,205,932
33,397	The Geo Group, Inc.	1,119,801
12,083	Universal Health Realty Income Trust	512,682
29,283	Urstadt Biddle Properties Class A	597,666

		18,826,166

Road & Rail – 0.6%
16,786	ArcBest Corp.	661,704
9,832	Marten Transport Ltd.	230,659

		892,363

Semiconductors & Semiconductor Equipment – 4.5%
24,213	Brooks Automation, Inc.	247,699
17,070	Cavium, Inc.*	723,256
43,009	Cirrus Logic, Inc.*(a)	959,101

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
25,876	DSP Group, Inc.*	$205,973
77,238	Integrated Device Technology, Inc.*	901,367
42,419	International Rectifier Corp.*	1,104,591
93,183	Intersil Corp. Class A	1,149,878
41,257	Lattice Semiconductor Corp.*	347,384
24,495	OmniVision Technologies, Inc.*	478,387
21,555	Rambus, Inc.*	260,600
3,816	Tessera Technologies, Inc.	83,685

		6,461,921

Software – 1.7%
19,077	Aspen Technology, Inc.*	820,120
10,522	Ebix, Inc.(a)	166,037
10,255	QAD, Inc. Class A	195,358
11,728	SS&C Technologies Holdings, Inc.*	456,454
36,660	Take-Two Interactive Software, Inc.*	747,131

		2,385,100

Specialty Retail – 2.1%
4,069	Barnes & Noble, Inc.*	66,732
6,296	Brown Shoe Co., Inc.	148,523
28,394	Haverty Furniture Cos., Inc.	725,183
15,478	hhgregg, Inc.*(a)	133,420
560	Lumber Liquidators Holdings, Inc.*	48,810
15,208	Mattress Firm Holding Corp.*(a)	687,249
10,712	Outerwall, Inc.*(a)	742,877
901	Restoration Hardware Holdings, Inc.*	56,213
39,484	The Pep Boys-Manny, Moe & Jack*	403,526

		3,012,533

Textiles, Apparel & Luxury Goods – 1.6%
12,556	Columbia Sportswear Co.	1,079,565
9,618	Movado Group, Inc.	377,795
18,431	Skechers U.S.A., Inc. Class A*	755,487

		2,212,847

Thrifts & Mortgage Finance – 1.3%
57,379	Brookline Bancorp, Inc.	521,001
34,142	Dime Community Bancshares	556,515
8,404	Meridian Interstate Bancorp, Inc.*	212,369
27,300	Oritani Financial Corp.	404,859
2,232	WSFS Financial Corp.	150,928

		1,845,672

Trading Companies & Distributors* – 0.6%
19,883	TAL International Group, Inc.	838,665

Water Utilities – 0.2%
8,570	American States Water Co.	260,185

Wireless Telecommunication Services – 0.2%
16,569	USA Mobility, Inc.	283,827

TOTAL COMMON STOCKS
(Cost $125,526,962)		$138,354,572

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investment(b) – 3.0%
Repurchase Agreement – 3.0%
Joint Repurchase Agreement Account II
$4,300,000	0.056%	05/01/14	$4,300,000
(Cost $4,300,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $129,826,962)			$142,654,572

Shares	Rate	Value

Securities Lending Reinvestment Vehicle(c)(d) – 5.6%
Financial Square Money Market Fund – FST Shares
7,895,855	0.067%	$7,895,855
(Cost $7,895,855)

TOTAL INVESTMENTS – 105.7%
(Cost $137,722,817)		$150,550,427

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.7)%		(8,054,009)

NET ASSETS – 100.0%		$142,496,418

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(d)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2014 (Unaudited)

Shares	Description	Value

Common Stocks – 97.5%
Aerospace & Defense – 2.6%
34,945	L-3 Communications Holdings, Inc.	$4,031,605
21,945	Northrop Grumman Corp.	2,666,537
33,978	Raytheon Co.	3,244,219

		9,942,361

Airlines – 2.2%
18,279	Alaska Air Group, Inc.	1,719,688
72,258	Delta Air Lines, Inc.	2,661,262
176,832	Southwest Airlines Co.	4,274,030

		8,654,980

Beverages – 0.1%
10,170	The Coca-Cola Co.	414,834

Biotechnology – 5.5%
20,568	Alexion Pharmaceuticals, Inc.*	3,253,858
21,379	Amgen, Inc.	2,389,103
16,606	Biogen Idec, Inc.*	4,767,915
36,441	Celgene Corp.*(a)	5,357,191
71,257	Gilead Sciences, Inc.*	5,592,962

		21,361,029

Capital Markets – 1.7%
2,046	BlackRock, Inc.	615,846
11,364	E*TRADE Financial Corp.*	255,122
114,265	Morgan Stanley, Inc.	3,534,216
30,373	The Bank of New York Mellon Corp.	1,028,733
41,743	The Charles Schwab Corp.	1,108,277

		6,542,194

Chemicals – 1.0%
79,256	The Dow Chemical Co.	3,954,874

Commercial Banks – 6.0%
7,188	Bank of America Corp.	108,826
42,490	BB&T Corp.	1,586,152
53,305	Citigroup, Inc.	2,553,843
3,468	City National Corp.	251,673
84,358	Comerica, Inc.	4,069,430
18,675	JPMorgan Chase & Co.	1,045,426
306,703	KeyCorp	4,183,429
99,755	Regions Financial Corp.	1,011,516
19,499	SVB Financial Group*	2,080,348
57,327	The PNC Financial Services Group, Inc.	4,817,761
32,573	Wells Fargo & Co.	1,616,924

		23,325,328

Communications Equipment – 1.7%
84,103	QUALCOMM, Inc.	6,619,747

Computers & Peripherals – 5.2%
16,263	Apple, Inc.	9,596,634
165,786	Hewlett-Packard Co.	5,480,885
45,044	SanDisk Corp.	3,827,389
14,370	Western Digital Corp.	1,266,428

		20,171,336

Common Stocks – (continued)
Consumer Finance – 0.1%
7,539	Capital One Financial Corp.	$557,132

Diversified Financial Services – 0.9%
11,150	Berkshire Hathaway, Inc. Class B*	1,436,677
54,140	Voya Financial, Inc.	1,916,015

		3,352,692

Diversified Telecommunication Services – 4.3%
233,930	AT&T, Inc.(a)	8,351,301
175,363	Verizon Communications, Inc.	8,194,713

		16,546,014

Electric Utilities – 1.1%
57,262	Entergy Corp.	4,151,495

Electrical Equipment – 1.6%
34,115	Eaton Corp. PLC	2,478,113
53,882	Emerson Electric Co.(a)	3,673,675

		6,151,788

Electronic Equipment, Instruments & Components – 1.3%
213,217	Corning, Inc.	4,458,368
20,468	Flextronics International Ltd.*	184,007
8,339	TE Connectivity Ltd.	491,834

		5,134,209

Energy Equipment & Services – 0.4%
23,225	Baker Hughes, Inc.	1,623,428

Food & Staples Retailing – 1.5%
80,796	CVS Caremark Corp.	5,875,485

Food Products – 2.5%
99,563	Archer-Daniels-Midland Co.	4,353,890
34,794	Mondelez International, Inc. Class A	1,240,406
95,170	Tyson Foods, Inc. Class A	3,994,285

		9,588,581

Health Care Equipment & Supplies – 3.3%
119,730	Abbott Laboratories	4,638,340
151,276	Boston Scientific Corp.*	1,907,590
14,016	Covidien PLC	998,640
90,036	Medtronic, Inc.	5,295,918

		12,840,488

Hotels, Restaurants & Leisure – 2.4%
93,076	Carnival Corp.	3,658,818
24,832	McDonald’s Corp.	2,517,468
42,022	Yum! Brands, Inc.	3,235,274

		9,411,560

Household Durables – 1.0%
18,613	Garmin Ltd.(b)	1,062,802
23,318	PulteGroup, Inc.	428,818
15,455	Whirlpool Corp.	2,370,488

		3,862,108

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Products – 0.9%
18,885	Kimberly-Clark Corp.	$2,119,841
15,929	The Procter & Gamble Co.	1,314,939

		3,434,780

Industrial Conglomerates – 5.4%
42,820	3M Co.	5,955,834
65,639	Danaher Corp.	4,816,590
378,237	General Electric Co.	10,170,793

		20,943,217

Insurance – 2.0%
4,111	Aspen Insurance Holdings Ltd.	188,202
14,265	Reinsurance Group of America, Inc.	1,094,268
17,243	The Chubb Corp.	1,587,735
52,163	The Travelers Cos., Inc.	4,724,925

		7,595,130

Internet & Catalog Retail* – 0.7%
8,649	Amazon.com, Inc.	2,630,420

Internet Software & Services* – 1.0%
7,345	Google, Inc. Class C	3,868,318

IT Services – 1.6%
3,530	International Business Machines Corp.	693,539
55,237	MasterCard, Inc. Class A	4,062,681
129,683	Xerox Corp.	1,567,868

		6,324,088

Machinery – 1.2%
54,590	Illinois Tool Works, Inc.	4,652,706

Media – 5.6%
137,184	Comcast Corp. Class A	7,056,245
60,742	DIRECTV*	4,713,579
3,402	DISH Network Corp. Class A*	193,438
55,010	The Walt Disney Co.	4,364,493
6,448	Time Warner Cable, Inc.	912,134
54,772	Viacom, Inc. Class B	4,654,524

		21,894,413

Metals & Mining – 0.3%
19,280	Reliance Steel & Aluminum Co.	1,365,410

Multiline Retail – 1.4%
20,122	Kohl’s Corp.	1,102,484
32,809	Macy’s, Inc.	1,884,221
38,052	Target Corp.	2,349,711

		5,336,416

Oil, Gas & Consumable Fuels – 10.3%
53,464	Apache Corp.	4,640,675
13,027	Chevron Corp.	1,635,149
80,794	ConocoPhillips	6,003,802
56,059	Devon Energy Corp.	3,924,130
61,473	Exxon Mobil Corp.	6,295,450
55,310	Marathon Oil Corp.	1,999,457
14,164	Marathon Petroleum Corp.	1,316,544

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
58,318	Occidental Petroleum Corp.	$5,583,948
46,412	Phillips 66	3,862,407
81,266	Valero Energy Corp.	4,645,977

		39,907,539

Pharmaceuticals – 7.6%
43,396	AbbVie, Inc.	2,260,064
41,889	Bristol-Myers Squibb Co.	2,098,220
16,474	Eli Lilly & Co.	973,613
75,895	Johnson & Johnson	7,687,405
135,725	Merck & Co., Inc.	7,948,056
273,558	Pfizer, Inc.	8,556,894

		29,524,252

Real Estate Investment Trusts – 1.4%
26,572	Apartment Investment & Management Co. Class A	819,215
6,470	Hospitality Properties Trust	194,424
25,748	Public Storage	4,519,031

		5,532,670

Real Estate Management & Development* – 1.0%
16,672	CBRE Group, Inc. Class A	444,142
83,627	Realogy Holdings Corp.	3,516,515

		3,960,657

Road & Rail – 0.4%
7,360	Union Pacific Corp.	1,401,565

Semiconductors & Semiconductor Equipment – 3.4%
15,459	Broadcom Corp. Class A	476,292
108,423	Intel Corp.	2,893,810
173,576	Micron Technology, Inc.*	4,533,805
105,572	Texas Instruments, Inc.	4,798,247
7,868	Xilinx, Inc.	371,291

		13,073,445

Software – 1.3%
30,413	Electronic Arts, Inc.*	860,688
79,231	Microsoft Corp.	3,200,932
29,311	Oracle Corp.	1,198,234

		5,259,854

Specialty Retail – 3.8%
9,268	Best Buy Co., Inc.	240,319
80,861	GameStop Corp. Class A(b)	3,208,564
104,979	Lowe’s Cos., Inc.	4,819,586
81,601	The Home Depot, Inc.	6,488,096

		14,756,565

Tobacco – 1.8%
83,502	Philip Morris International, Inc.	7,133,576

TOTAL COMMON STOCKS
(Cost $351,369,043)		$378,676,684

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 3.0%
Repurchase Agreement – 3.0%
Joint Repurchase Agreement Account II
$11,800,000	0.056%		$11,800,000
(Cost $11,800,000)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $363,169,043)			$390,476,684

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 0.4%
Financial Square Money Market Fund – FST Shares
1,468,500	0.067%	$1,468,500
(Cost $1,468,500)

TOTAL INVESTMENTS — 100.9%
(Cost $364,637,543)		$391,945,184

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,589,389)

NET ASSETS — 100.0%		$388,355,795

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(b)	All or a portion of security is on loan.
(c)	Joint repurchase agreement was entered into on April 30, 2014. Additional information appears on pages 60-61.
(d)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2014.
(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)
S&P 500 E-Mini Index	37	June 2014	$3,474,115	$26,852

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Schedule of Investments

April 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of May 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Large Cap Growth Insights	$11,700,000	$11,700,018	$11,988,631
Large Cap Value Insights	12,300,000	12,300,019	12,603,432
Small Cap Equity Insights	6,800,000	6,800,011	6,967,751
Small Cap Growth Insights	2,200,000	2,200,003	2,254,272
Small Cap Value Insights	4,300,000	4,300,007	4,406,078
U.S. Equity Insights	11,800,000	11,800,018	12,091,097

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

ADDITIONAL INVESTMENT INFORMATION

REPURCHASE AGREEMENTS — At April 30, 2014, the Principal Amount of the Funds’ interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
BNP Paribas Securities Co.	0.060%	$2,411,063	$2,534,707	$1,401,302	$453,362	$886,117	$2,431,670
Citigroup Global Capital Markets, Inc.	0.060	1,797,723	1,889,913	1,044,830	338,033	660,701	1,813,087
Merrill Lynch & Co., Inc.	0.050	2,908,926	3,058,102	1,690,658	546,979	1,069,093	2,933,789
TD Securities USA LLC	0.050	1,480,477	1,556,399	860,448	278,380	544,107	1,493,131
TD Securities USA LLC	0.060	1,480,477	1,556,399	860,448	278,380	544,107	1,493,131
Wells Fargo Securities LLC	0.060	1,621,334	1,704,480	942,314	304,866	595,875	1,635,192
TOTAL		$11,700,000	$12,300,000	$6,800,000	$2,200,000	$4,300,000	$11,800,000

At April 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Banks	0.155 to 0.181%	10/01/15 to 06/03/16
Federal Home Loan Bank	5.375	05/18/16
Federal Home Loan Bank Discount Notes	0.000	10/24/14
Federal Home Loan Mortgage Corp.	0.500 to 6.000	04/17/15 to 05/01/44
Federal National Mortgage Association	1.375 to 7.000	03/01/15 to 05/01/44
Government National Mortgage Association	3.000 to 9.000	06/15/20 to 03/20/44
U.S. Treasury Coupon-Only Stripped Security	0.000	05/15/23
U.S. Treasury Notes	0.250 to 7.500	02/28/15 to 11/15/16

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2014 (Unaudited)

Large Cap Growth Insights Fund
Assets:
Investments of unaffiliated issuers, at value (cost $374,532,354, $363,413,518, $203,526,405, $64,976,602, $129,826,962 and $363,169,043)(a)	$398,326,734
Investments in securities lending reinvestment vehicle, affiliated issuers, at value which equals cost	6,219,303
Cash	3,470
Receivables:
Dividends and interest	272,952
Fund shares sold	71,220
Reimbursement from investment adviser	35,631
Variation margin on certain derivative contracts	16,165
Securities lending income	3,550
Investments sold	—
Other assets	8,046
Total assets	404,957,071

Liabilities:
Due to custodian	—
Payables:
Payable upon return of securities loaned	6,219,303
Amounts owed to affiliates	224,892
Fund shares redeemed	182,137
Accrued expenses and other liabilities	83,501
Total liabilities	6,709,833

Net Assets:
Paid-in capital	696,498,234
Undistributed (distributions in excess of) net investment income (loss)	1,859,546
Accumulated net realized gain (loss)	(323,943,386)
Net unrealized gain	23,832,844
NET ASSETS	$398,247,238
Net Assets:
Class A	$80,062,152
Class B	2,683,666
Class C	15,267,384
Institutional	298,404,051
Service	31,656
Class IR	1,430,500
Class R	367,829
Total Net Assets	$398,247,238
Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	4,096,317
Class B	148,996
Class C	853,340
Institutional	14,846,740
Service	1,630
Class IR	73,996
Class R	19,074
Net asset value, offering and redemption price per share:(b)
Class A	$19.54
Class B	18.01
Class C	17.89
Institutional	20.10
Service	19.42
Class IR	19.33
Class R	19.28

(a)	Includes loaned securities having a market value of $6,022,039, $1,410,370, $17,941,606, $6,267,434, $7,566,808 and $1,465,248 for the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds is $20.68, $16.91, $18.33, $30.91, $39.47 and $39.32, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

$387,910,537	$217,678,213	$68,810,036	$142,654,572	$390,476,684
1,389,375	18,825,250	6,533,910	7,895,855	1,468,500
33,666	—	76,049	37,097	41,731

263,176	24,606	4,365	34,404	263,996
52,035	40,021	118,719	90,158	56,846
36,122	62,740	89,247	86,345	37,583
13,115	16,060	5,110	—	11,285
928	14,930	7,151	5,982	1,062
—	234,718	—	—	—
5,757	5,572	3,582	9,377	13,932
389,704,711	236,902,110	75,648,169	150,813,790	392,371,619

—	203,905	—	—	—

1,389,375	18,825,250	6,533,910	7,895,855	1,468,500
208,003	190,963	70,622	160,444	302,775
195,348	187,851	334,514	168,030	1,906,180
100,019	107,966	76,506	93,043	338,369
1,892,745	19,515,935	7,015,552	8,317,372	4,015,824

717,427,335	311,343,602	60,511,094	134,891,520	389,219,355
56,470	302,005	(152,286)	(109,669)	483,247
(354,199,531)	(108,316,908)	4,492,971	(5,113,043)	(28,681,300)
24,527,692	14,057,476	3,780,838	12,827,610	27,334,493
$387,811,966	$217,386,175	$68,632,617	$142,496,418	$388,355,795

$54,561,662	$46,490,410	$31,162,744	$98,867,661	$265,763,570
763,731	275,692	2,387,640	7,631,410	5,930,684
14,635,274	16,007,201	7,270,248	19,449,538	34,967,355
312,207,281	143,891,836	26,534,457	13,809,087	79,774,819
5,271,834	2,274,885	—	—	1,071,041
329,001	516,690	1,027,741	1,713,873	597,976
43,183	7,929,461	249,787	1,024,849	250,350
$387,811,966	$217,386,175	$68,632,617	$142,496,418	$388,355,795

3,414,010	2,683,553	1,066,690	2,650,457	7,150,963
48,052	17,786	98,046	295,250	170,113
923,395	1,038,426	295,842	664,532	1,024,516
19,548,888	8,018,048	808,048	297,524	2,094,005
328,596	133,085	—	—	28,860
20,633	30,035	34,755	46,069	16,237
2,711	463,906	8,725	27,721	6,795

$15.98	$17.32	$29.21	$37.30	$37.16
15.89	15.50	24.35	25.85	34.86
15.85	15.41	24.57	29.27	34.13
15.97	17.95	32.84	46.41	38.10
16.04	17.09	—	—	37.11
15.95	17.20	29.57	37.20	36.83
15.93	17.09	28.63	36.97	36.84

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2014 (Unaudited)

Large Cap Growth Insights Fund
Investment income:
Dividends — unaffiliated issuers (net of foreign withholding taxes of $0, $603, $0, $0, $0 and $2,321)	$3,308,317
Securities lending income — affiliated issuers	18,024
Interest	3,064
Total investment income	3,329,405

Expenses:
Management fees	1,344,137
Distribution and Service fees(a)	186,676
Transfer Agent fees(a)	155,171
Professional fees	67,301
Custody, accounting and administrative services	42,646
Registration fees	40,651
Printing and mailing costs	23,580
Trustee fees	12,357
Service Share fees — Shareholder Administration Plan	200
Service Share fees — Service Plan	200
Other	23,040
Total expenses	1,895,959
Less — expense reductions	(471,852)
Net expenses	1,424,107
NET INVESTMENT INCOME (LOSS)	1,905,298

Realized and unrealized gain (loss):
Net realized gain from:
Investments	40,301,790
Futures contracts	210,258
Net change in unrealized gain (loss) on:
Investments	(6,186,134)
Futures contracts	22,679
Net realized and unrealized gain	34,348,593
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,253,891

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Large Cap Growth Insights	$96,930	$15,931	$72,908	$907	$73,667	$3,027	$13,852	$63,363	$32	$885	$345
Large Cap Value Insights	65,275	4,766	70,787	205	49,609	905	13,450	55,394	991	297	78
Small Cap Equity Insights	55,283	1,762	83,735	19,453	42,015	335	15,910	26,419	480	811	7,392
Small Cap Growth Insights	39,658	14,053	38,038	554	30,141	2,670	7,227	4,625	—	766	210
Small Cap Value Insights	125,105	41,625	97,856	2,723	95,079	7,909	18,593	2,568	—	1,411	1,035
U.S. Equity Insights	324,801	33,333	171,169	727	246,849	6,333	32,522	14,080	210	548	276

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund	Small Cap Equity Insights Fund	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

$3,225,977	$1,193,829	$262,948	$1,160,000	$3,296,416
10,573	218,717	72,762	56,105	10,725
2,737	1,760	559	1,069	2,841
3,239,287	1,414,306	336,269	1,217,174	3,309,982

1,048,942	868,938	281,755	609,424	1,212,437
141,033	160,233	92,303	267,309	530,030
120,724	93,362	45,639	126,595	300,818
75,228	104,776	105,185	105,689	96,595
43,673	42,117	39,466	39,693	34,073
30,363	24,662	33,406	34,327	34,838
20,049	12,189	13,845	23,248	19,553
12,292	12,036	11,777	11,902	12,263
6,192	3,000	—	—	1,312
6,192	3,000	—	—	1,312
16,790	18,192	5,817	20,895	28,202
1,521,478	1,342,505	629,193	1,239,082	2,271,433
(333,951)	(232,350)	(211,485)	(247,765)	(452,139)
1,187,527	1,110,155	417,708	991,317	1,819,294
2,051,760	304,151	(81,439)	225,857	1,490,688

23,681,629	17,198,568	4,546,370	9,785,929	33,891,602
324,450	495,947	31,392	—	148,420

3,960,701	(10,591,822)	(3,752,744)	(4,137,870)	(3,928,387)
25,411	(94,332)	(62,836)	—	26,852
27,992,191	7,008,361	762,182	5,648,059	30,138,487
$30,043,951	$7,312,512	$680,743	$5,873,916	$31,629,175

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

April 30, 2014 (Unaudited)

	Large Cap Growth Insights Fund
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013
From operations:
Net investment income	$1,905,298	$5,386,279
Net realized gain	40,512,048	107,905,249
Net change in unrealized gain (loss)	(6,163,455)	(18,909,300)
Net increase in net assets resulting from operations	36,253,891	94,382,228

Distributions to shareholders:
From net investment income
Class A Shares	(576,748)	(1,171,963)
Class B Shares	(6,640)	(18,591)
Class C Shares	(44,591)	(74,138)
Institutional Shares	(3,138,318)	(4,947,299)
Service Shares	—	(10,846)
Class IR Shares	(8,140)	(11,084)
Class R Shares	(3,030)	(1,778)
Total distributions to shareholders	(3,777,467)	(6,235,699)

From share transactions:
Proceeds from sales of shares	54,415,128	81,329,147
Reinvestment of distributions	3,715,051	6,179,118
Cost of shares redeemed	(76,212,680)	(240,593,722)
Net increase (decrease) in net assets resulting from share transactions	(18,082,501)	(153,085,457)
TOTAL INCREASE (DECREASE)	14,393,923	(64,938,928)

Net assets:
Beginning of period	383,853,315	448,792,243
End of period	$398,247,238	$383,853,315
Undistributed net investment income	$1,859,546	$3,731,715

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund		Small Cap Equity Insights Fund
For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013

$2,051,760	$7,603,997	$304,151	$3,134,428
24,006,079	124,060,364	17,694,515	48,952,357
3,986,112	(34,655,569)	(10,686,154)	5,895,253
30,043,951	97,008,792	7,312,512	57,982,038

(238,122)	(1,237,149)	(361,132)	(88,986)
(741)	(13,247)	—	—
(12,302)	(112,280)	(81,345)	—
(1,722,301)	(6,110,673)	(1,564,589)	(872,718)
(19,761)	(77,900)	(19,024)	(5,571)
(1,790)	(4,379)	(12,581)	(31,951)
(273)	(811)	(69,265)	(733)
(1,995,290)	(7,556,439)	(2,107,936)	(999,959)

72,658,793	45,257,983	43,624,802	75,845,491
1,976,853	7,486,447	2,004,496	969,011
(33,924,357)	(286,158,692)	(38,717,105)	(123,091,197)
40,711,289	(233,414,262)	6,912,193	(46,276,695)
68,759,950	(143,961,909)	12,116,769	10,705,384

319,052,016	463,013,925	205,269,406	194,564,022
$387,811,966	$319,052,016	$217,386,175	$205,269,406
$56,470	$—	$302,005	$2,105,790

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013
From operations:
Net investment income (loss)	$(81,439)	$294,207
Net realized gain	4,577,762	10,159,493
Net change in unrealized gain (loss)	(3,815,580)	3,588,075
Net increase in net assets resulting from operations	680,743	14,041,775

Distributions to shareholders:
From net investment income
Class A Shares	—	(186,673)
Class B Shares	—	(7,362)
Class C Shares	—	(11,799)
Institutional Shares	—	(94,299)
Service Shares	—	—
Class IR Shares	—	(1,734)
Class R Shares	—	(455)
From net realized gains
Class A Shares	(2,475,216)	—
Class B Shares	(281,204)	—
Class C Shares	(699,423)	—
Institutional Shares	(1,025,674)	—
Class IR Shares	(50,902)	—
Class R Shares	(17,942)	—
Total distributions to shareholders	(4,550,361)	(302,322)

From share transactions:
Proceeds from sales of shares	16,812,194	12,043,591
Reinvestment of distributions	4,428,595	297,004
Cost of shares redeemed	(4,964,035)	(12,087,521)
Net increase (decrease) in net assets resulting from share transactions	16,276,754	253,074
TOTAL INCREASE	12,407,136	13,992,527

Net assets:
Beginning of period	56,225,481	42,232,954
End of period	$68,632,617	$56,225,481
Undistributed (distributions in excess of) net investment income (loss)	$(152,286)	$(70,847)

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Small Cap Value Insights Fund		U.S. Equity Insights Fund
For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013	For the Six Months Ended April 30, 2014 (Unaudited)	For the Fiscal Year Ended October 31, 2013

$225,857	$1,667,630	$1,490,688	$4,733,304
9,785,929	26,687,243	34,040,022	94,263,935
(4,137,870)	3,843,863	(3,901,535)	(8,918,711)
5,873,916	32,198,736	31,629,175	90,078,528

(504,576)	(987,365)	(2,673,151)	(3,522,397)
(7,418)	(88,104)	(19,454)	(56,722)
(7,047)	(133,538)	(149,928)	(272,799)
(87,527)	(153,124)	(918,339)	(611,061)
—	—	(9,393)	(14,875)
(10,225)	(16,812)	(7,281)	(3,807)
(3,164)	(8,149)	(2,635)	(4,903)

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
(619,957)	(1,387,092)	(3,780,181)	(4,486,564)

6,202,529	15,862,396	28,557,893	45,165,798
606,920	1,349,648	3,612,808	4,282,892
(11,899,686)	(34,303,301)	(36,316,764)	(85,153,035)
(5,090,237)	(17,091,257)	(4,146,063)	(35,704,345)
163,722	13,720,387	23,702,931	49,887,619

142,332,696	128,612,309	364,652,864	314,765,245
$142,496,418	$142,332,696	$388,355,795	$364,652,864
$(109,669)	$284,431	$483,247	$2,772,740

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain	Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$18.05	$0.06		$1.57	$1.63	$(0.14)
2014 - B	16.60	(0.01)		1.45	1.44	(0.03)
2014 - C	16.51	(0.01)		1.44	1.43	(0.05)
2014 - Institutional	18.59	0.10		1.61	1.71	(0.20)
2014 - Service	17.81	0.13		1.48	1.61	—
2014 - IR	17.88	0.08		1.55	1.63	(0.18)
2014 - R	17.85	0.04		1.54	1.58	(0.15)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	14.05	0.21	(e)	3.95	4.16	(0.16)
2013 - B	12.93	0.07	(e)	3.66	3.73	(0.06)
2013 - C	12.88	0.06	(e)	3.65	3.71	(0.08)
2013 - Institutional	14.48	0.27	(e)	4.07	4.34	(0.23)
2013 - Service	13.88	0.16	(e)	3.93	4.09	(0.16)
2013 - IR	13.95	0.22	(e)	3.93	4.15	(0.22)
2013 - R	13.97	0.11	(e)	3.97	4.08	(0.20)
2012 - A	12.60	0.12	(f)	1.47	1.59	(0.14)
2012 - B	11.59	0.02	(f)	1.35	1.37	(0.03)
2012 - C	11.57	0.01	(f)	1.35	1.36	(0.05)
2012 - Institutional	12.98	0.17	(f)	1.52	1.69	(0.19)
2012 - Service	12.47	0.10	(f)	1.47	1.57	(0.16)
2012 - IR	12.53	0.13	(f)	1.48	1.61	(0.19)
2012 - R	12.46	0.06	(f)	1.50	1.56	(0.05)
2011 - A	11.54	0.10	(g)	1.09	1.19	(0.13)
2011 - B	10.63	0.02	(g)	1.00	1.02	(0.06)
2011 - C	10.62	0.01	(g)	1.01	1.02	(0.07)
2011 - Institutional	11.88	0.16	(g)	1.12	1.28	(0.18)
2011 - Service	11.43	0.06	(g)	1.10	1.16	(0.12)
2011 - IR	11.48	0.13	(g)	1.08	1.21	(0.16)
2011 - R	11.42	0.08	(g)	1.06	1.14	(0.10)
2010 - A	10.04	0.09		1.52	1.61	(0.11)
2010 - B	9.26	0.01		1.40	1.41	(0.04)
2010 - C	9.26	—	(h)	1.41	1.41	(0.05)
2010 - Institutional	10.33	0.13		1.58	1.71	(0.16)
2010 - Service	9.95	0.08		1.51	1.59	(0.11)
2010 - IR	9.99	0.11		1.52	1.63	(0.14)
2010 - R	9.99	0.05		1.52	1.57	(0.14)
2009 - A	8.94	0.10		1.08	1.18	(0.08)
2009 - B	8.23	0.03		1.00	1.03	—
2009 - C	8.23	0.03		1.00	1.03	—
2009 - Institutional	9.23	0.14		1.10	1.24	(0.14)
2009 - Service	8.87	0.09		1.07	1.16	(0.08)
2009 - IR	8.92	0.11		1.08	1.19	(0.12)
2009 - R	8.89	0.05		1.11	1.16	(0.06)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.31% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.22% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.16% of average net assets.
(h)	Amount is less than $0.005 per share.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Net asset value, end of period	Total return(b)	Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$19.54	9.08%	$80,062	0.96	%(d)	1.19	%(d)	0.64	%(d)	110%
18.01	8.70	2,684	1.71	(d)	1.94	(d)	(0.09	)(d)	110
17.89	8.70	15,267	1.71	(d)	1.94	(d)	(0.11	)(d)	110
20.10	9.34	298,404	0.56	(d)	0.79	(d)	1.05	(d)	110
19.42	9.04	32	1.06	(d)	1.29	(d)	1.41	(d)	110
19.33	9.22	1,431	0.71	(d)	0.94	(d)	0.84	(d)	110
19.28	8.97	368	1.21	(d)	1.44	(d)	0.38	(d)	110

18.05	29.90	74,524	0.95		1.20		1.34	(e)	232
16.60	28.96	3,573	1.70		1.95		0.50	(e)	232
16.51	28.96	14,133	1.70		1.95		0.42	(e)	232
18.59	30.40	289,326	0.55		0.80		1.65	(e)	232
17.81	29.77	1,155	1.05		1.30		1.05	(e)	232
17.88	30.26	784	0.70		0.95		1.40	(e)	232
17.85	29.53	359	1.20		1.46		0.70	(e)	232
14.05	12.69	118,956	0.95		1.16		0.83	(f)	146
12.93	11.84	4,240	1.71		1.91		0.13	(f)	146
12.88	11.81	12,555	1.70		1.91		0.08	(f)	146
14.48	13.18	311,286	0.55		0.76		1.23	(f)	146
13.88	12.67	963	1.05		1.26		0.73	(f)	146
13.95	12.96	667	0.70		0.90		0.95	(f)	146
13.97	12.50	127	1.20		1.39		0.39	(f)	146
12.60	10.38	150,750	0.95		1.16		0.84	(g)	76
11.59	9.61	6,043	1.70		1.91		0.13	(g)	76
11.57	9.63	12,999	1.70		1.91		0.10	(g)	76
12.98	10.83	392,373	0.55		0.76		1.22	(g)	76
12.47	10.23	1,004	1.05		1.26		0.49	(g)	76
12.53	10.66	45	0.70		0.91		1.07	(g)	76
12.46	10.06	26	1.20		1.41		0.63	(g)	76
11.54	16.17	145,079	0.95		1.16		0.79		64
10.63	15.26	8,219	1.70		1.91		0.06		64
10.62	15.30	13,528	1.70		1.91		0.03		64
11.88	16.68	362,907	0.55		0.76		1.21		64
11.43	16.07	93	1.05		1.26		0.71		64
11.48	16.50	8	0.70		0.91		1.02		64
11.42	15.81	59	1.20		1.41		0.47		64
10.04	13.42	183,762	0.95		1.16		1.13		124
9.26	12.52	10,993	1.70		1.91		0.38		124
9.26	12.52	14,832	1.70		1.91		0.31		124
10.33	13.75	543,449	0.55		0.76		1.53		124
9.95	13.29	125	1.05		1.26		1.08		124
9.99	13.65	7	0.70		0.95		1.25		124
9.99	13.21	34	1.20		1.41		0.55		124

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain (loss)		Total from investment operations	Distribution to shareholders from net investment income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$14.75	$0.07		$1.23		$1.30	$(0.07)
2014 - B	14.67	0.02		1.21		1.23	(0.01)
2014 - C	14.63	0.01		1.22		1.23	(0.01)
2014 - Institutional	14.74	0.10		1.23		1.33	(0.10)
2014 - Service	14.81	0.06		1.23		1.29	(0.06)
2014 - IR	14.72	0.09		1.23		1.32	(0.09)
2014 - R	14.71	0.05		1.22		1.27	(0.05)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	11.49	0.25	(e)	3.22		3.47	(0.21)
2013 - B	11.42	0.13	(e)	3.23		3.36	(0.11)
2013 - C	11.40	0.12	(e)	3.23		3.35	(0.12)
2013 - Institutional	11.48	0.28	(e)	3.25		3.53	(0.27)
2013 - Service	11.54	0.21	(e)	3.26		3.47	(0.20)
2013 - IR	11.47	0.23	(e)	3.27		3.50	(0.25)
2013 - R	11.46	0.16	(e)	3.28		3.44	(0.19)
2012 - A	10.19	0.17		1.29	(f)	1.46	(0.16)
2012 - B	10.13	0.09		1.29	(f)	1.38	(0.09)
2012 - C	10.11	0.09		1.29	(f)	1.38	(0.09)
2012 - Institutional	10.18	0.21		1.30	(f)	1.51	(0.21)
2012 - Service	10.23	0.17		1.29	(f)	1.46	(0.15)
2012 - IR	10.17	0.19		1.30	(f)	1.49	(0.19)
2012 - R	10.17	0.13		1.30	(f)	1.43	(0.14)
2011 - A	9.47	0.13		0.74		0.87	(0.15)
2011 - B	9.42	0.06		0.72		0.78	(0.07)
2011 - C	9.40	0.06		0.72		0.78	(0.07)
2011 - Institutional	9.46	0.17		0.74		0.91	(0.19)
2011 - Service	9.51	0.12		0.74		0.86	(0.14)
2011 - IR	9.45	0.15		0.74		0.89	(0.17)
2011 - R	9.45	0.12		0.72		0.84	(0.12)
2010 - A	8.42	0.13		1.05		1.18	(0.13)
2010 - B	8.37	0.06		1.05		1.11	(0.06)
2010 - C	8.36	0.06		1.04		1.10	(0.06)
2010 - Institutional	8.41	0.17		1.05		1.22	(0.17)
2010 - Service	8.45	0.12		1.06		1.18	(0.12)
2010 - IR	8.41	0.15		1.04		1.19	(0.15)
2010 - R	8.41	0.11		1.04		1.15	(0.11)
2009 - A	8.60	0.17		(0.16)		0.01	(0.19)
2009 - B	8.54	0.12		(0.17)		(0.05)	(0.12)
2009 - C	8.54	0.11		(0.16)		(0.05)	(0.13)
2009 - Institutional	8.59	0.20		(0.16)		0.04	(0.22)
2009 - Service	8.63	0.16		(0.16)		—	(0.18)
2009 - IR	8.59	0.18		(0.15)		0.03	(0.21)
2009 - R	8.59	0.11		(0.11)		—	(0.18)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.32% of average net assets.
(f)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.01 per share. Excluding such payment, the total return would have been 14.34%, 13.51%, 13.55%, 14.81%, 14.28%, 14.67% and 13.98%, respectively.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Net asset value, end of period	Total return(b)		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$15.98	8.83%		$54,562	0.96	%(d)	1.15	%(d)	0.91	%(d)	102%
15.89	8.39		764	1.71	(d)	1.90	(d)	0.23	(d)	102
15.85	8.44		14,635	1.71	(d)	1.90	(d)	0.16	(d)	102
15.97	9.05		312,207	0.56	(d)	0.75	(d)	1.28	(d)	102
16.04	8.74		5,272	1.06	(d)	1.25	(d)	0.81	(d)	102
15.95	8.98		329	0.71	(d)	0.90	(d)	1.15	(d)	102
15.93	8.73		43	1.21	(d)	1.40	(d)	0.65	(d)	102

14.75	30.54		52,993	0.95		1.14		1.95	(e)	221
14.67	29.67		1,241	1.70		1.90		1.02	(e)	221
14.63	29.61		13,723	1.70		1.90		0.91	(e)	221
14.74	31.13		245,662	0.55		0.75		2.21	(e)	221
14.81	30.40		5,061	1.05		1.25		1.64	(e)	221
14.72	30.88		293	0.71		0.91		1.72	(e)	221
14.71	30.25		79	1.20		1.40		1.23	(e)	221
11.49	14.44	(f)	107,535	0.95		1.11		1.53		135
11.42	13.61	(f)	1,532	1.70		1.86		0.79		135
11.40	13.65	(f)	11,018	1.70		1.86		0.77		135
11.48	14.91	(f)	337,650	0.55		0.71		1.91		135
11.54	14.38	(f)	5,117	1.05		1.21		1.48		135
11.47	14.77	(f)	128	0.70		0.86		1.74		135
11.46	14.08	(f)	33	1.20		1.36		1.18		135
10.19	9.15		133,611	0.95		1.13		1.31		56
10.13	8.25		1,905	1.70		1.88		0.57		56
10.11	8.30		11,928	1.70		1.88		0.55		56
10.18	9.61		365,385	0.55		0.73		1.69		56
10.23	9.02		7,699	1.05		1.23		1.19		56
10.17	9.48		67	0.70		0.88		1.48		56
10.17	8.96		10	1.20		1.38		1.13		56
9.47	14.09		140,737	0.94		1.10		1.45		41
9.42	13.27		2,428	1.69		1.85		0.70		41
9.40	13.22		11,940	1.69		1.85		0.68		41
9.46	14.59		362,324	0.54		0.70		1.86		41
9.51	14.05		6,601	1.04		1.20		1.33		41
9.45	14.31		16	0.69		0.85		1.64		41
9.45	13.74		47	1.19		1.35		1.15		41
8.42	0.37		247,183	0.95		1.10		2.28		130
8.37	(0.42)		3,290	1.70		1.85		1.58		130
8.36	(0.36)		13,110	1.70		1.85		1.47		130
8.41	0.67		712,253	0.55		0.70		2.65		130
8.45	0.28		7,364	1.05		1.20		2.10		130
8.41	0.65		10	0.70		0.85		2.30		130
8.41	0.26		36	1.20		1.35		1.45		130

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain		Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$16.86	$0.01		$0.59		$0.60	$(0.14)
2014 - B	15.02	(0.05)		0.53		0.48	—
2014 - C	15.01	(0.05)		0.53		0.48	(0.08)
2014 - Institutional	17.48	0.05		0.62		0.67	(0.20)
2014 - Service	16.64	—	(e)	0.58		0.58	(0.13)
2014 – IR	16.70	0.05		0.57		0.62	(0.12)
2014 - R	16.67	(0.01)		0.58		0.57	(0.15)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	12.93	0.20	(f)	3.75		3.95	(0.02)
2013 - B	11.58	0.11	(f)	3.33		3.44	—
2013 - C	11.57	0.06	(f)	3.38		3.44	—
2013 - Institutional	13.42	0.25	(f)	3.91		4.16	(0.10)
2013 - Service	12.78	0.17	(f)	3.72		3.89	(0.03)
2013 - IR	12.83	0.23	(f)	3.72		3.95	(0.08)
2013 - R	12.81	0.03	(f)	3.86		3.89	(0.03)
2012 - A	12.06	0.01	(g)	0.96	(h)	0.97	(0.10)
2012 - B	10.79	(0.07	)(g)	0.86	(h)	0.79	— (e)
2012 - C	10.81	(0.07	)(g)	0.86	(h)	0.79	(0.03)
2012 - Institutional	12.53	0.07	(g)	0.98	(h)	1.05	(0.16)
2012 - Service	11.94	0.01	(g)	0.94	(h)	0.95	(0.11)
2012 - IR	12.00	0.05	(g)	0.94	(h)	0.99	(0.16)
2012 - R	11.97	(0.01	)(g)	0.94	(h)	0.93	(0.09)
2011 - A	10.92	0.06	(i)	1.15		1.21	(0.07)
2011 - B	9.80	(0.03	)(i)	1.02		0.99	—
2011 - C	9.82	(0.04	)(i)	1.04		1.00	(0.01)
2011 - Institutional	11.34	0.11	(i)	1.19		1.30	(0.11)
2011 - Service	10.82	0.04	(i)	1.13		1.17	(0.05)
2011 - IR	10.87	0.08	(i)	1.15		1.23	(0.10)
2011 - R	10.86	0.02	(i)	1.15		1.17	(0.06)
2010 - A	8.45	0.04	(j)	2.50		2.54	(0.07)
2010 - B	7.59	(0.03	)(j)	2.25		2.22	(0.01)
2010 - C	7.62	(0.03	)(j)	2.26		2.23	(0.03)
2010 - Institutional	8.78	0.09	(j)	2.57		2.66	(0.10)
2010 - Service	8.37	0.03	(j)	2.48		2.51	(0.06)
2010 - IR	8.42	0.06	(j)	2.49		2.55	(0.10)
2010 - R	8.41	(0.01	)(j)	2.51		2.50	(0.05)
2009 - A	7.98	0.04		0.48		0.52	(0.05)
2009 - B	7.16	(0.01)		0.44		0.43	—
2009 - C	7.19	(0.01)		0.44		0.43	—
2009 - Institutional	8.30	0.07		0.51		0.58	(0.10)
2009 - Service	7.85	0.04		0.48		0.52	—
2009 - IR	7.96	0.04		0.50		0.54	(0.08)
2009 - R	7.93	(0.01)		0.53		0.52	(0.04)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounted to $0.13 per share and 0.85% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.17% of average net assets.
(h)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.04 per share. Excluding such payment, the total return would have been 7.71%, 6.95%, 6.89%, 8.17%, 7.63%, 8.02%, and 7.44%, respectively.
(i)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.55% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.56% of average net assets.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Net asset value, end of period	Total return(b)		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$17.32	3.59%		$46,490	1.27	%(d)	1.50	%(d)	0.11	%(d)	63%
15.50	3.20		276	2.02	(d)	2.24	(d)	(0.59	)(d)	63
15.41	3.17		16,007	2.02	(d)	2.25	(d)	(0.64	)(d)	63
17.95	3.86		143,892	0.87	(d)	1.10	(d)	0.51	(d)	63
17.09	3.51		2,275	1.37	(d)	1.60	(d)	0.02	(d)	63
17.20	3.72		517	1.02	(d)	1.23	(d)	0.61	(d)	63
17.09	3.45		7,929	1.52	(d)	1.75	(d)	(0.14	)(d)	63

16.86	30.64		42,607	1.26		1.46		1.39	(f)	151
15.02	29.71		454	2.01		2.21		0.87	(f)	151
15.01	29.73		16,202	2.01		2.21		0.45	(f)	151
17.48	31.18		134,276	0.86		1.06		1.61	(f)	151
16.64	30.55		2,514	1.36		1.56		1.13	(f)	151
16.70	30.94		1,767	1.01		1.21		1.62	(f)	151
16.67	30.39		7,450	1.51		1.73		0.18	(f)	151
12.93	8.04	(h)	49,863	1.25		1.46		0.15	(g)	125
11.58	7.32	(h)	780	2.01		2.22		(0.57	)(g)	125
11.57	7.26	(h)	12,487	2.00		2.21		(0.57	)(g)	125
13.42	8.49	(h)	123,556	0.85		1.06		0.55	(g)	125
12.78	7.97	(h)	2,133	1.35		1.56		0.10	(g)	125
12.83	8.36	(h)	5,389	1.00		1.21		0.43	(g)	125
12.81	7.78	(h)	357	1.50		1.71		(0.05	)(g)	125
12.06	11.05		65,299	1.25		1.42		0.45	(i)	34
10.79	10.10		1,399	2.00		2.17		(0.31	)(i)	34
10.81	10.14		13,338	2.00		2.17		(0.32	)(i)	34
12.53	11.49		86,058	0.85		1.02		0.87	(i)	34
11.94	10.84		1,548	1.35		1.52		0.32	(i)	34
12.00	11.32		4,959	1.00		1.17		0.70	(i)	34
11.97	10.78		207	1.50		1.67		0.14	(i)	34
10.92	30.23		104,435	1.25		1.39		0.43	(j)	70
9.80	29.27		2,101	2.00		2.14		(0.31	)(j)	70
9.82	29.29		13,788	2.00		2.14		(0.37	)(j)	70
11.34	30.76		240,597	0.85		0.99		0.88	(j)	70
10.82	30.16		1,431	1.35		1.49		0.33	(j)	70
10.87	30.55		35	1.00		1.14		0.63	(j)	70
10.86	29.90		184	1.50		1.64		(0.11	)(j)	70
8.45	6.70		130,439	1.25		1.40		0.61		167
7.59	6.01		2,737	2.00		2.15		(0.11)		167
7.62	5.98		11,226	2.00		2.15		(0.18)		167
8.78	7.13		349,989	0.85		1.00		0.96		167
8.37	6.62		1,588	1.35		1.50		0.53		167
8.42	7.09		25	1.00		1.15		0.52		167
8.41	6.61		21	1.50		1.65		(0.10)		167

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain		Total from investment operations	From net investment income	From net realized gains
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$31.10	$(0.04)		$0.66		$0.62	$—	$(2.50)
2014 - B	26.42	(0.12)		0.55		0.43	—	(2.50)
2014 - C	26.64	(0.13)		0.57		0.44	—	(2.50)
2014 - Institutional	34.59	0.01		0.74		0.75	—	(2.50)
2014 - IR	31.41	(0.01)		0.67		0.66	—	(2.50)
2014 - R	30.56	(0.07)		0.64		0.57	—	(2.50)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	23.40	0.18	(e)	7.70		7.88	(0.18)	—
2013 - B	19.93	0.02	(e)	6.52		6.54	(0.05)	—
2013 - C	20.09	(0.03	)(e)	6.63		6.60	(0.05)	—
2013 - Institutional	26.01	0.29	(e)	8.57		8.86	(0.28)	—
2013 - IR	23.64	0.18	(e)	7.83		8.01	(0.24)	—
2013 - R	23.08	—	(e)(f)	7.68		7.68	(0.20)	—
2012 - A	21.22	0.04	(g)	2.14	(h)	2.18	—	—
2012 - B	18.21	(0.12	)(g)	1.84	(h)	1.72	—	—
2012 - C	18.35	(0.11	)(g)	1.85	(h)	1.74	—	—
2012 - Institutional	23.49	0.15	(g)	2.37	(h)	2.52	—	—
2012 - IR	21.39	0.03	(g)	2.22	(h)	2.25	—	—
2012 - R	20.98	(0.01	)(g)	2.11	(h)	2.10	—	—
2011 - A	18.49	(0.05	)(i)	2.78		2.73	—	—
2011 - B	15.98	(0.18	)(i)	2.41		2.23	—	—
2011 - C	16.11	(0.18	)(i)	2.42		2.24	—	—
2011 - Institutional	20.38	0.03	(i)	3.08		3.11	—	—
2011 - IR	18.58	(0.08	)(i)	2.89		2.81	—	—
2011 - R	18.33	(0.11	)(i)	2.76		2.65	—	—
2010 - A	14.23	0.01	(j)	4.30		4.31	(0.05)	—
2010 - B	12.35	(0.09	)(j)	3.72		3.63	—	—
2010 - C	12.45	(0.10	)(j)	3.76		3.66	—	—
2010 - Institutional	15.67	0.07	(j)	4.74		4.81	(0.10)	—
2010 - IR	14.30	0.04	(j)	4.33		4.37	(0.09)	—
2010 - R	14.15	(0.03	)(j)	4.27		4.24	(0.06)	—
2009 - A	12.66	(0.01)		1.58		1.57	—	—
2009 - B	11.07	(0.08)		1.36		1.28	—	—
2009 - C	11.16	(0.09)		1.38		1.29	—	—
2009 - Institutional	13.88	0.04		1.75		1.79	—	—
2009 - IR	12.68	0.03		1.59		1.62	—	—
2009 - R	12.63	(0.06)		1.58		1.52	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.17 per share and 0.65% of average net assets.
(f)	Amount is less than $0.005 per share.
(g)	Reflects income recognized from special dividends which amounted to $0.11 per share and 0.51% of average net assets.
(h)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.11 per share. Excluding such payment, the total return would have been 9.73%, 8.82%, 8.86%, 10.23%, 9.98% and 9.46%, respectively.
(i)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.34% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.63% of average net assets.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Net asset value, end of period	Total return(b)		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$29.22	1.93%		$31,163	1.28	%(d)	1.92	%(d)	(0.24	)%(d)	60%
24.35	1.53		2,388	2.04	(d)	2.65	(d)	(0.97	)(d)	60
24.58	1.59		7,270	2.04	(d)	2.66	(d)	(0.99	)(d)	60
32.84	2.12		26,534	0.88	(d)	1.54	(d)	0.08	(d)	60
29.57	2.05		1,028	1.03	(d)	1.72	(d)	(0.04	)(d)	60
28.63	1.80		250	1.53	(d)	2.19	(d)	(0.50	)(d)	60

31.10	33.98		30,803	1.30		1.93		0.67	(e)	163
26.42	32.93		3,003	2.04		2.67		0.08	(e)	163
26.64	32.92		7,402	2.05		2.68		(0.12	)(e)	163
34.59	34.48		14,171	0.90		1.53		0.96	(e)	163
31.41	34.25		639	1.05		1.71		0.62	(e)	163
30.56	33.60		209	1.55		2.18		(0.01	)(e)	163
23.40	10.24	(h)	25,662	1.25		1.96		0.16	(g)	116
19.93	9.42	(h)	3,385	2.01		2.71		(0.63	)(g)	116
20.09	9.46	(h)	5,247	2.00		2.71		(0.59	)(g)	116
26.01	10.70	(h)	7,733	0.85		1.55		0.57	(g)	116
23.64	10.49	(h)	176	1.00		1.70		0.12	(g)	116
23.08	9.98	(h)	30	1.50		2.20		(0.08	)(g)	116
21.22	14.76		24,979	1.25		1.96		(0.26	)(i)	52
18.21	13.95		4,760	2.00		2.71		(0.98	)(i)	52
18.35	13.90		5,180	2.00		2.71		(1.00	)(i)	52
23.49	15.26		6,959	0.85		1.56		0.14	(i)	52
21.39	15.12		38	1.00		1.71		(0.38	)(i)	52
20.98	14.46		19	1.50		2.21		(0.51	)(i)	52
18.49	30.38		22,598	1.25		2.09		0.03	(j)	100
15.98	29.39		6,395	2.00		2.84		(0.65	)(j)	100
16.11	29.40		5,263	2.00		2.84		(0.70	)(j)	100
20.38	30.87		5,649	0.85		1.69		0.39	(j)	100
18.58	30.66		10	1.00		1.84		0.26	(j)	100
18.33	30.07		47	1.50		2.34		(0.21	)(j)	100
14.23	12.40		19,090	1.25		2.44		(0.06)		205
12.35	11.56		7,608	2.00		3.19		(0.78)		205
12.45	11.56		4,793	2.00		3.19		(0.82)		205
15.67	12.90		4,026	0.85		2.04		0.31		205
14.30	12.78		7	1.00		2.19		0.18		205
14.15	12.03		42	1.50		2.69		(0.44)		205

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations
Year - Share Class	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain		Total from investment operations	Distributions to shareholders from net investment income
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$35.97	$0.08		$1.43		$1.51	$(0.18)
2014 - B	24.91	(0.04)		1.00		0.96	(0.02)
2014 - C	28.20	(0.05)		1.13		1.08	(0.01)
2014 - Institutional	44.76	0.19		1.78		1.97	(0.32)
2014 - IR	35.92	0.12		1.43		1.55	(0.27)
2014 - R	35.62	0.03		1.43		1.46	(0.11)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	28.75	0.42	(e)	7.12		7.54	(0.32)
2013 - B	20.01	0.15	(e)	4.93		5.08	(0.18)
2013 - C	22.62	0.15	(e)	5.60		5.75	(0.17)
2013 - Institutional	35.67	0.69	(e)	8.84		9.53	(0.44)
2013 - IR	28.75	0.49	(e)	7.11		7.60	(0.43)
2013 - R	28.54	0.31	(e)	7.09		7.40	(0.32)
2012 - A	26.36	0.22	(f)	2.31	(g)	2.53	(0.14)
2012 - B	18.40	(0.01	)(f)	1.62	(g)	1.61	—
2012 - C	20.79	—	(f)(h)	1.83	(g)	1.83	—
2012 - Institutional	32.66	0.47	(f)	2.79	(g)	3.26	(0.25)
2012 - IR	26.40	0.31	(f)	2.28	(g)	2.59	(0.24)
2012 - R	26.21	0.15	(f)	2.30	(g)	2.45	(0.12)
2011 - A	24.10	0.15	(i)	2.27		2.42	(0.16)
2011 - B	16.87	(0.03	)(i)	1.58		1.55	(0.02)
2011 - C	19.06	(0.04	)(i)	1.80		1.76	(0.03)
2011 - Institutional	29.80	0.32	(i)	2.79		3.11	(0.25)
2011 - IR	24.15	0.24	(i)	2.24		2.48	(0.23)
2011 - R	23.99	0.07	(i)	2.26		2.33	(0.11)
2010 - A	18.78	0.16	(j)	5.34		5.50	(0.18)
2010 - B	13.24	—	(h)(j)	3.75		3.75	(0.12)
2010 - C	14.94	—	(h)(j)	4.24		4.24	(0.12)
2010 - Institutional	23.11	0.30	(j)	6.59		6.89	(0.20)
2010 - IR	18.78	0.22	(j)	5.34		5.56	(0.19)
2010 - R	18.74	0.10	(j)	5.33		5.43	(0.18)
2009 - A	18.62	0.18		0.25		0.43	(0.27)
2009 - B	13.16	0.05		0.19		0.24	(0.16)
2009 - C	14.84	0.05		0.18		0.23	(0.13)
2009 - Institutional	22.89	0.31		0.28		0.59	(0.37)
2009 - IR	18.69	0.22		0.21		0.43	(0.34)
2009 - R	18.62	0.12		0.23		0.35	(0.23)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.20 per share and 0.65% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.09 per share and 0.33% of average net assets.
(g)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.07 per share. Excluding such payment, the total return would have been 9.34%, 8.35%, 8.44%, 9.81%, 9.55% and 9.09%, respectively.
(h)	Amount is less than $0.005 per share.
(i)	Reflects income recognized from special dividends which amounted to $0.07 per share and 0.27% of average net assets.
(j)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.33% of average net assets.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Net asset value, end of period	Total return(b)		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate(c)

$37.30	4.22%		$98,868	1.27	%(d)	1.62	%(d)	0.42	%(d)	51%
25.85	3.86		7,631	2.02	(d)	2.36	(d)	(0.32	)(d)	51
29.27	3.83		19,450	2.02	(d)	2.37	(d)	(0.33	)(d)	51
46.41	4.44		13,809	0.87	(d)	1.23	(d)	0.82	(d)	51
37.20	4.34		1,714	1.02	(d)	1.38	(d)	0.66	(d)	51
36.97	4.10		1,025	1.52	(d)	1.86	(d)	0.19	(d)	51

35.97	26.54		99,381	1.26		1.54		1.32	(e)	141
24.91	25.61		8,867	2.00		2.28		0.67	(e)	141
28.20	25.63		19,416	2.00		2.29		0.58	(e)	141
44.76	27.05		12,204	0.86		1.13		1.74	(e)	141
35.92	26.91		1,310	1.01		1.29		1.53	(e)	141
35.62	26.21		1,154	1.51		1.79		0.96	(e)	141
28.75	9.60	(g)	87,084	1.25		1.52		0.79	(f)	85
20.01	8.73	(g)	10,256	2.01		2.27		0.03	(f)	85
22.62	8.78	(g)	17,808	2.00		2.27		0.04	(f)	85
35.67	10.02	(g)	12,310	0.85		1.11		1.30	(f)	85
28.75	9.82	(g)	455	1.00		1.26		1.11	(f)	85
28.54	9.35	(g)	699	1.50		1.75		0.52	(f)	85
26.36	10.03		91,426	1.25		1.54		0.58	(i)	33
18.40	9.19		14,722	2.00		2.29		(0.16	)(i)	33
20.79	9.21		19,248	2.00		2.29		(0.17	)(i)	33
32.66	10.46		3,479	0.85		1.14		0.97	(i)	33
26.40	10.29		223	1.00		1.29		0.96	(i)	33
26.21	9.71		214	1.50		1.79		0.26	(i)	33
24.10	29.47		95,864	1.25		1.55		0.72	(j)	85
16.87	28.54		20,172	2.00		2.30		0.01	(j)	85
19.06	28.54		21,671	2.00		2.30		(0.02	)(j)	85
29.80	30.03		2,462	0.85		1.15		1.10	(j)	85
24.15	29.83		28	1.00		1.30		0.99	(j)	85
23.99	29.17		120	1.50		1.80		0.45	(j)	85
18.78	2.64		79,873	1.25		1.69		1.11		184
13.24	2.27		27,689	2.00		2.44		0.42		184
14.94	1.61		20,883	2.00		2.44		0.38		184
23.11	2.97		1,244	0.85		1.29		1.55		184
18.78	2.43		7	1.00		1.44		1.34		184
18.74	2.17		79	1.50		1.94		0.68		184

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year - Share Class	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain		Total from investment operations	From net investment income	From net realized gains	Total distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)
2014 - A	$34.52	$0.14		$2.86		$3.00	$(0.36)	$—	$(0.36)
2014 - B	32.25	0.01		2.69		2.70	(0.09)	—	(0.09)
2014 - C	31.63	0.01		2.63		2.64	(0.14)	—	(0.14)
2014 - Institutional	35.44	0.22		2.94		3.16	(0.50)	—	(0.50)
2014 - Service	34.44	0.13		2.86		2.99	(0.32)	—	(0.32)
2014 - IR	34.26	0.19		2.84		3.03	(0.46)	—	(0.46)
2014 - R	34.16	0.11		2.83		2.94	(0.26)	—	(0.26)

FOR THE FISCAL YEARS ENDED OCTOBER 31,
2013 - A	26.80	0.44		7.68		8.12	(0.40)	—	(0.40)
2013 - B	25.02	0.22		7.18		7.40	(0.17)	—	(0.17)
2013 - C	24.59	0.19		7.07		7.26	(0.22)	—	(0.22)
2013 - Institutional	27.51	0.53		7.91		8.44	(0.51)	—	(0.51)
2013 - Service	26.76	0.41		7.65		8.06	(0.38)	—	(0.38)
2013 - IR	26.62	0.45		7.67		8.12	(0.48)	—	(0.48)
2013 - R	26.58	0.36		7.61		7.97	(0.39)	—	(0.39)
2012 - A	24.21	0.33	(e)	2.70	(f)	3.03	(0.44)	—	(0.44)
2012 - B	22.59	0.14	(e)	2.52	(f)	2.66	(0.23)	—	(0.23)
2012 - C	22.25	0.13	(e)	2.48	(f)	2.61	(0.27)	—	(0.27)
2012 - Institutional	24.82	0.44	(e)	2.77	(f)	3.21	(0.52)	—	(0.52)
2012 - Service	24.14	0.30	(e)	2.70	(f)	3.00	(0.38)	—	(0.38)
2012 - IR	24.08	0.37	(e)	2.69	(f)	3.06	(0.52)	—	(0.52)
2012 - R	23.98	0.22	(e)	2.73	(f)	2.95	(0.35)	—	(0.35)
2011 - A	22.32	0.31	(g)	1.87		2.18	(0.29)	—	(0.29)
2011 - B	20.82	0.12	(g)	1.76		1.88	(0.11)	—	(0.11)
2011 - C	20.54	0.12	(g)	1.72		1.84	(0.13)	—	(0.13)
2011 - Institutional	22.89	0.44	(g)	1.87		2.31	(0.38)	—	(0.38)
2011 - Service	22.25	0.28	(g)	1.87		2.15	(0.26)	—	(0.26)
2011 - IR	22.21	0.36	(g)	1.86		2.22	(0.35)	—	(0.35)
2011 - R	22.11	0.24	(g)	1.85		2.09	(0.22)	—	(0.22)
2010 - A	19.75	0.24		2.63		2.87	(0.30)	—	(0.30)
2010 - B	18.43	0.08		2.44		2.52	(0.13)	—	(0.13)
2010 - C	18.21	0.07		2.44		2.51	(0.18)	—	(0.18)
2010 - Institutional	20.25	0.33		2.69		3.02	(0.38)	—	(0.38)
2010 - Service	19.66	0.23		2.60		2.83	(0.24)	—	(0.24)
2010 - IR	19.65	0.29		2.63		2.92	(0.36)	—	(0.36)
2010 - R	19.63	0.18		2.61		2.79	(0.31)	—	(0.31)
2009 - A	19.02	0.31		0.87		1.18	(0.38)	(0.07)	(0.45)
2009 - B	17.63	0.18		0.82		1.00	(0.13)	(0.07)	(0.20)
2009 - C	17.50	0.16		0.82		0.98	(0.20)	(0.07)	(0.27)
2009 - Institutional	19.52	0.38		0.91		1.29	(0.49)	(0.07)	(0.56)
2009 - Service	18.84	0.29		0.88		1.17	(0.28)	(0.07)	(0.35)
2009 - IR	18.96	0.34		0.87		1.21	(0.45)	(0.07)	(0.52)
2009 - R	18.89	0.16		0.98		1.14	(0.33)	(0.07)	(0.40)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(d)	Annualized.
(e)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.23% of average net assets.
(f)	Reflects payment from affiliate relating to certain investment transactions which amounted to $0.02 per share. Excluding such payment, the total return would have been 12.61%, 11.75%, 11.75%, 13.08%, 12.50%, 12.87%, and 12.33%, respectively.
(g)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.13% of average net assets.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Net asset value, end of period	Total return(b)		Net assets, end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(c)

$37.16	8.77%		$265,764	0.97	%(d)	1.21	%(d)	0.81	%(d)	108%
34.86	8.39		5,931	1.72	(d)	1.96	(d)	0.09	(d)	108
34.13	8.38		34,967	1.72	(d)	1.96	(d)	0.06	(d)	108
38.10	9.01		79,775	0.57	(d)	0.81	(d)	1.19	(d)	108
37.11	8.75		1,071	1.07	(d)	1.31	(d)	0.71	(d)	108
36.83	8.93		598	0.72	(d)	0.96	(d)	1.05	(d)	108
36.84	8.66		250	1.22	(d)	1.46	(d)	0.60	(d)	108

34.52	30.75		256,626	0.95		1.21		1.46		203
32.25	29.76		7,166	1.70		1.96		0.78		203
31.63	29.78		34,143	1.70		1.96		0.70		203
35.44	31.27		64,809	0.56		0.82		1.70		203
34.44	30.57		1,020	1.05		1.31		1.37		203
34.26	31.06		546	0.71		0.97		1.48		203
34.16	30.42		343	1.20		1.46		1.19		203
26.80	12.69	(f)	239,796	0.95		1.20		1.31	(e)	121
25.02	11.84	(f)	8,807	1.71		1.95		0.60	(e)	121
24.59	11.84	(f)	30,979	1.70		1.95		0.55	(e)	121
27.51	13.16	(f)	33,613	0.55		0.80		1.69	(e)	121
26.76	12.58	(f)	1,036	1.05		1.30		1.18	(e)	121
26.62	12.96	(f)	198	0.70		0.95		1.45	(e)	121
26.58	12.42	(f)	336	1.20		1.44		0.85	(e)	121
24.21	9.83		278,353	0.95		1.19		1.28	(g)	46
22.59	9.05		13,170	1.70		1.94		0.56	(g)	46
22.25	9.00		32,665	1.70		1.94		0.52	(g)	46
24.82	10.20		33,581	0.55		0.79		1.76	(g)	46
24.14	9.74		962	1.05		1.29		1.19	(g)	46
24.08	10.09		105	0.70		0.94		1.57	(g)	46
23.98	9.53		29	1.20		1.44		1.03	(g)	46
22.32	14.67		301,843	0.95		1.18		1.12		47
20.82	13.76		18,663	1.70		1.93		0.39		47
20.54	13.84		34,942	1.70		1.93		0.37		47
22.89	15.10		115,177	0.55		0.78		1.54		47
22.25	14.50		1,273	1.05		1.28		1.10		47
22.21	15.00		8	0.70		0.93		1.37		47
22.11	14.35		48	1.20		1.43		0.88		47
19.75	6.57		328,575	0.95		1.19		1.75		136
18.43	5.83		25,269	1.70		1.94		1.14		136
18.21	5.82		37,716	1.70		1.94		0.99		136
20.25	7.04		153,872	0.55		0.79		2.14		136
19.66	6.50		2,117	1.05		1.29		1.68		136
19.65	6.83		7	0.70		0.94		1.93		136
19.63	6.39		50	1.20		1.44		0.89		136

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements

April 30, 2014 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered*	Diversified/ Non-diversified
Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights and U.S. Equity Insights	A, B, C, Institutional, Service, IR and R	Diversified
Small Cap Growth Insights and Small Cap Value Insights	A, B, C, Institutional, IR and R	Diversified

*	Class B Shares are generally no longer available for purchase by current or prospective investors.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class B Shares were sold with a contingent deferred sales charge (“CDSC”) that declines from 5.00% to zero, depending upon the period of time the shares are held. Class C Shares are sold with a CDSC of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Class IR and Class R Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

B.  Investment Income and Investments — Investment income includes interest income and dividend income, net of any foreign withholding taxes, less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent and Service and Shareholder Administration fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedules:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Large Cap Value Insights	Quarterly	Annually
Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and Centrally Cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and Centrally Cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and Centrally Cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and Centrally Cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2011-11: Disclosures about Offsetting Assets and Liabilities (“netting”) on the Statements of Assets and Liabilities that are subject to master netting arrangements or similar agreements. ASU 2011-11 was amended by ASU No. 2013-01, clarifying which investments and transactions are subject to the netting disclosure. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. This information is intended to enable users of the Funds’ financial statements to evaluate the effect or potential effect of netting arrangements on the Funds’ financial position. The Funds adopted the disclosure requirement of netting for the current reporting period. Since these amended principles only require additional disclosures concerning offsetting and related arrangements, adoption did not affect the Funds’ financial condition or result of operations.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

A MRA governs transactions between a Fund and select counterparties. A MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

At April 30, 2014, the Funds’ investment in a repurchase agreement was subject to enforceable MRAs. The repurchase agreement on a net basis was as follows:

Repurchase Agreements	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Total gross amount presented in Statements of Assets and Liabilities	$11,700,000	$12,300,000	$6,800,000	$2,200,000	$4,300,000	$11,800,000
Non-cash Collateral offsetting(1)	(11,700,000)	(12,300,000)	(6,800,000)	(2,200,000)	(4,300,000)	(11,800,000)
Net Amount(2)	$—	$—	$—	$—	$—	$—

(1)	At April 30, 2014, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.
(2)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

B.  Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2014:

LARGE CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$386,626,734	$—	$—
Short-term Investments	—	11,700,000	—
Securities Lending Reinvestment Vehicle	6,219,303	—	—
Total	$392,846,037	$11,700,000	$—

Derivative Type
Assets(a)
Futures Contracts	$38,464	$—	$—

LARGE CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$375,610,537	$—	$—
Short-term Investments	—	12,300,000	—
Securities Lending Reinvestment Vehicle	1,389,375	—	—
Total	$376,999,912	$12,300,000	$—

Derivative Type
Assets(a)
Futures Contracts	$30,673	$—	$—

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$210,878,213	$—	$—
Short-term Investments	—	6,800,000	—
Securities Lending Reinvestment Vehicle	18,825,250	—	—
Total	$229,703,463	$6,800,000	$—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP EQUITY INSIGHTS (continued)

Derivative Type	Level 1	Level 2	Level 3
Liabilities(a)
Futures Contracts	$(94,332)	$—	$—

SMALL CAP GROWTH INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$66,610,036	$—	$—
Short-term Investments	—	2,200,000	—
Securities Lending Reinvestment Vehicle	6,533,910	—	—
Total	$73,143,946	$2,200,000	$—

Derivative Type
Liabilities(a)
Futures Contracts	$(52,596)	$—	$—

SMALL CAP VALUE INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$138,354,572	$—	$—
Short-term Investments	—	4,300,000	—
Securities Lending Reinvestment Vehicle	7,895,855	—	—
Total	$146,250,427	$4,300,000	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$378,676,684	$—	$—
Short-term Investments	—	11,800,000	—
Securities Lending Reinvestment Vehicle	1,468,500	—	—
Total	$380,145,184	$11,800,000	$—

Derivative Type
Assets(a)
Futures Contracts	$26,852	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts as of April 30, 2014. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statements of Assets and Liabilities	Assets(a)	Liabilities(a)
Equity	Large Cap Growth Insights	Variation margin on certain derivative contracts	$38,464	$—
Equity	Large Cap Value Insights	Variation margin on certain derivative contracts	30,673	—
Equity	Small Cap Equity Insights	Variation margin on certain derivative contracts	—	(94,332)
Equity	Small Cap Growth Insights	Variation margin on certain derivative contracts	—	(52,596)
Equity	U.S. Equity Insights	Variation margin on certain derivative contracts	26,852	—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2014. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Equity	Large Cap Growth Insights	$210,258	$22,679	45
Equity	Large Cap Value Insights	324,450	25,411	67
Equity	Small Cap Equity Insights	495,947	(94,332)	31
Equity	Small Cap Growth Insights	31,392	(62,836)	6
Equity	U.S. Equity Insights	148,420	26,852	32

(a)	Average number of contracts is based on the average of month end balances for the six months ended April 30, 2014.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2014, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate*
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Large Cap Growth Insights	0.65%	0.59%	0.56%	0.55%	0.54%	0.65%	0.51%
Large Cap Value Insights	0.60	0.54	0.51	0.50	0.49	0.60	0.51
Small Cap Equity Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.82
Small Cap Growth Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.84
Small Cap Value Insights	0.85	0.85	0.77	0.73	0.72	0.85	0.81
U.S. Equity Insights	0.65	0.59	0.56	0.55	0.54	0.65	0.51

*	GSAM has agreed to waive a portion of its management fee in order to achieve net management rates, as defined in the Funds’ most recent prospectuses. These waivers will be effective through at least February 28, 2015, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Effective Net Management Rates above are calculated based on management rates before and after waivers had been adjusted, if applicable.

B.  Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*
Distribution Plan	0.25%	0.75%	0.75%	0.50%
Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge and Class B and Class C Shares’ CDSC. During the six months ended April 30, 2014, Goldman Sachs advised that it retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge*
Fund	Class A	Class C
Large Cap Growth Insights	$5,353	$—
Large Cap Value Insights	4,980	279
Small Cap Equity Insights	1,799	323
Small Cap Growth Insights	1,294	—
Small Cap Value Insights	2,078	—
U.S. Equity Insights	4,603	425

*	Goldman Sachs did not retain any Contingent Deferred Sales Charges for Class B shares.

D.  Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund that offers Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for service organizations to provide varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations which is accrued daily and paid monthly at an annual rate of 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.19% of the average daily net assets of Class A, Class B, Class C, Class IR and Class R Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Funds (excluding transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2015, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Funds bear their respective share of costs related to proxy and shareholder meetings, and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2014, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Large Cap Growth Insights	$282,389	$189,463	$471,852
Large Cap Value Insights	151,021	182,930	333,951
Small Cap Equity Insights	30,668	201,682	232,350
Small Cap Growth Insights	3,315	208,170	211,485
Small Cap Value Insights	28,679	219,086	247,765
U.S. Equity Insights	254,578	197,561	452,139

As of April 30, 2014, the amounts owed to affiliates of the Funds were as follows:

Fund	Management Fees	Distribution and Service Fees	Transfer Agent Fees	Total
Large Cap Growth Insights	$168,674	$31,052	$25,166	$224,892
Large Cap Value Insights	163,368	23,588	21,047	208,003
Small Cap Equity Insights	148,145	26,709	16,109	190,963
Small Cap Growth Insights	48,275	14,769	7,578	70,622
Small Cap Value Insights	95,971	43,624	20,849	160,444
U.S. Equity Insights	164,806	87,669	50,300	302,775

G.  Line of Credit Facility — As of April 30, 2014, the Funds participated in a $780,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other registered investment companies having management agreements with GSAM or its affiliates (“Other Borrowers”). Pursuant to the terms of the facility, the Funds and Other Borrowers could increase the credit amount by an additional $220,000,000, for a total of up to $1,000,000,000. This facility is to be used solely for temporary or emergency purposes, which may include the funding of redemptions. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2014, the Funds did not have any borrowings under the facility. The facility was increased to $1,080,000,000 effective May 6, 2014.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2014, Goldman Sachs earned $1,473, $1,861, $970, $344 and $780 in brokerage commissions from portfolio transactions, on behalf of the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights and U.S. Equity Insights Funds, respectively.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of April 30, 2014, the following Fund of Funds Portfolios were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Enhanced Dividend Global Equity Portfolio	Goldman Sachs Equity Growth Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio
Large Cap Growth Insights	7%	—%	16%	22%	26%
Large Cap Value Insights	8	—	16	24	28
Small Cap Equity Insights	5	13	7	13	14

As of April 30, 2014, the Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding Class R Shares of the following funds:

Fund	Class R
Large Cap Value Insights	30%
Small Cap Growth Insights	7
U.S. Equity Insights	6

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2014, were as follows:

Fund	Purchases	Sales and Maturities
Large Cap Growth Insights	$440,938,427	$460,462,209
Large Cap Value Insights	388,572,192	350,705,140
Small Cap Equity Insights	133,709,818	126,852,616
Small Cap Growth Insights	50,449,810	38,987,117
Small Cap Value Insights	72,038,262	75,337,268
U.S. Equity Insights	396,639,384	401,426,855

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING (continued)

cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by GSAL to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, GSAL indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to an exclusion for any shortfalls resulting from a loss of value in the cash collateral pool due to reinvestment risk and a requirement that the Funds agree to assign rights to the collateral to GSAL for purpose of using the collateral to cover purchase of replacement securities as more fully described in the Securities Lending Agency.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2014, are reported under Investment Income on the Statement of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2014		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2014
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Large Cap Growth Insights	$2,011	$4,266	$1,414,500
Large Cap Value Insights	1,181	923	—
Small Cap Equity Insights	25,371	62,937	3,091,955
Small Cap Growth Insights	8,221	15,487	1,551,375
Small Cap Value Insights	6,923	20,073	2,159,200
U.S. Equity Insights	1,201	112	—

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investment in the Money Market Fund for the six months ended April 30, 2014:

Fund	Number of Shares Held Beginning of Period	Shares Bought	Shares Sold	Number of Shares Held End of Period	Value at End of Period
Large Cap Growth Insights	12,053,425	26,145,715	(31,979,837)	6,219,303	$6,219,303
Large Cap Value Insights	7,081,534	22,303,939	(27,996,098)	1,389,375	1,389,375
Small Cap Equity Insights	17,969,200	60,413,363	(59,557,313)	18,825,250	18,825,250
Small Cap Growth Insights	4,479,081	22,694,950	(20,640,121)	6,533,910	6,533,910
Small Cap Value Insights	6,856,793	32,363,963	(31,324,901)	7,895,855	7,895,855
U.S. Equity Insights	5,280,461	21,904,704	(25,716,665)	1,468,500	1,468,500

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2013, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Capital loss carryforwards:(1)
Expiring 2016	$(23,512,865)	$—	$—	$—	$—	$—
Expiring 2017	(340,520,322)	(377,642,092)	(125,551,638)	—	(14,673,437)	(62,657,240)
Total capital loss carryovers	$(364,033,187)	$(377,642,092)	$(125,551,638)	$—	$(14,673,437)	$(62,657,240)
Timing differences (Qualified Late Year Ordinary Loss Deferral)	$—	$—	$—	$(60,168)	$—	$—

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2014, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Tax Cost	$381,158,120	$365,361,149	$222,721,417	$71,595,563	$137,924,870	$364,700,674
Gross unrealized gain	27,934,897	28,354,051	42,926,208	7,344,325	18,385,396	30,119,445
Gross unrealized loss	(4,546,980)	(5,804,663)	(29,144,162)	(3,595,942)	(13,655,694)	(2,874,935)
Net unrealized gain	$23,387,917	$22,549,388	$13,782,046	$3,748,383	$4,729,702	$27,244,510

The differences between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of underlying fund investments.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	314,195	$5,913,385	385,588	$6,171,754
Reinvestment of distributions	29,429	536,186	81,875	1,139,681
Shares converted from Class B(a)	20,401	385,410	47,483	740,459
Shares redeemed	(396,036)	(7,485,728)	(4,853,312)	(72,297,535)
	(32,011)	(650,747)	(4,338,366)	(64,245,641)
Class B Shares
Shares sold	910	16,149	3,577	52,341
Reinvestment of distributions	335	5,643	1,265	16,309
Shares converted to Class A(a)	(22,103)	(385,410)	(51,426)	(740,459)
Shares redeemed	(45,342)	(796,162)	(66,039)	(938,698)
	(66,200)	(1,159,780)	(112,623)	(1,610,507)
Class C Shares
Shares sold	31,217	542,563	78,633	1,143,168
Reinvestment of distributions	2,207	36,934	5,240	67,169
Shares redeemed	(35,990)	(621,053)	(202,442)	(2,892,104)
	(2,566)	(41,556)	(118,569)	(1,681,767)
Institutional Shares
Shares sold	2,464,670	47,247,730	4,423,765	73,298,102
Reinvestment of distributions	167,029	3,125,118	346,155	4,943,098
Shares redeemed	(3,352,470)	(66,019,532)	(10,697,481)	(163,857,464)
	(720,771)	(15,646,684)	(5,927,561)	(85,616,264)
Service Shares
Shares sold	3,365	62,749	4,627	71,344
Reinvestment of distributions	—	—	—	—
Shares redeemed	(66,581)	(1,195,738)	(9,175)	(147,568)
	(63,216)	(1,132,989)	(4,548)	(76,224)
Class IR Shares
Shares sold	31,576	595,422	21,503	344,049
Reinvestment of distributions	452	8,140	806	11,083
Shares redeemed	(1,889)	(35,424)	(26,251)	(390,555)
	30,139	568,138	(3,942)	(35,423)
Class R Shares
Shares sold	1,979	37,130	15,408	248,389
Reinvestment of distributions	169	3,030	129	1,778
Shares redeemed	(3,170)	(59,043)	(4,504)	(69,798)
	(1,022)	(18,883)	11,033	180,369
NET INCREASE (DECREASE)	(855,647)	$(18,082,501)	(10,494,576)	$(153,085,457)

(a)	Class B Shares convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Large Cap Value Insights Fund				Small Cap Equity Insights Fund
For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013		For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

354,847	$5,492,537	473,257	$6,174,412	501,506	$8,868,306	687,148	$10,054,647
14,684	222,845	97,878	1,183,098	19,655	335,904	6,724	87,001
558	8,569	4,457	58,206	648	11,475	2,671	37,988
(548,010)	(8,386,806)	(6,344,132)	(78,575,644)	(365,077)	(6,399,041)	(2,026,051)	(29,135,416)
(177,921)	(2,662,855)	(5,768,540)	(71,159,928)	156,732	2,816,644	(1,329,508)	(18,955,780)

111	1,765	4,774	60,288	—	—	107	1,563
47	692	916	10,934	—	—	—	—
(561)	(8,569)	(4,484)	(58,206)	(723)	(11,475)	(2,984)	(37,988)
(36,136)	(548,715)	(50,757)	(651,193)	(11,702)	(182,864)	(34,245)	(447,499)
(36,539)	(554,827)	(49,551)	(638,177)	(12,425)	(194,339)	(37,122)	(483,924)

102,621	1,559,654	205,222	2,670,024	92,676	1,446,039	239,438	3,266,303
806	11,893	8,949	108,306	4,716	71,917	—	—
(117,884)	(1,788,761)	(242,685)	(3,087,157)	(138,571)	(2,158,908)	(238,786)	(3,150,842)
(14,457)	(217,214)	(28,514)	(308,827)	(41,179)	(640,952)	652	115,461

4,231,327	65,043,269	2,738,595	35,036,128	1,714,428	31,226,153	3,652,452	53,496,795
113,053	1,719,633	494,794	6,104,154	85,136	1,504,345	63,266	845,860
(1,458,616)	(22,388,495)	(15,971,661)	(201,349,002)	(1,461,672)	(26,506,116)	(5,240,936)	(82,006,327)
2,885,764	44,374,407	(12,738,272)	(160,208,720)	337,892	6,224,382	(1,525,218)	(27,663,672)

35,019	542,287	85,030	1,117,268	10,108	173,617	35,781	514,993
1,296	19,727	6,030	74,765	635	10,704	271	3,466
(49,428)	(758,163)	(192,974)	(2,432,109)	(28,747)	(494,244)	(51,826)	(752,736)
(13,113)	(196,149)	(101,914)	(1,240,076)	(18,004)	(309,923)	(15,774)	(234,277)

1,185	17,605	12,439	160,098	3,526	61,444	95,130	1,387,362
118	1,790	344	4,379	742	12,581	2,498	31,951
(604)	(9,249)	(4,014)	(55,970)	(80,040)	(1,343,298)	(411,966)	(6,542,590)
699	10,146	8,769	108,507	(75,772)	(1,269,273)	(314,338)	(5,123,277)

110	1,676	2,954	39,765	107,496	1,849,243	488,132	7,123,828
18	273	64	811	4,093	69,045	57	733
(2,773)	(44,168)	(563)	(7,617)	(94,640)	(1,632,634)	(69,103)	(1,055,787)
(2,645)	(42,219)	2,455	32,959	16,949	285,654	419,086	6,068,774
2,641,788	$40,711,289	(18,675,567)	$(233,414,262)	364,193	$6,912,193	(2,802,222)	$(46,276,695)

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2014 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	67,251	$2,027,253	149,779	$4,069,501
Reinvestment of distributions	82,953	2,433,841	7,887	183,392
Shares converted from Class B(a)	10,103	304,418	26,389	710,384
Shares redeemed	(84,025)	(2,543,730)	(290,143)	(7,624,017)
	76,282	2,221,782	(106,088)	(2,660,740)
Class B Shares
Shares sold	564	14,213	1,422	33,381
Reinvestment of distributions	11,441	280,650	365	7,291
Shares converted to Class A(a)	(12,097)	(304,418)	(30,933)	(710,384)
Shares redeemed	(15,507)	(392,308)	(27,055)	(611,489)
	(15,599)	(401,863)	(56,201)	(1,281,201)
Class C Shares
Shares sold	23,168	592,165	92,200	2,214,295
Reinvestment of distributions	25,501	631,416	543	10,923
Shares redeemed	(30,662)	(782,938)	(76,081)	(1,728,630)
	18,007	440,643	16,662	496,588
Institutional Shares
Shares sold	402,859	13,705,384	174,002	5,051,776
Reinvestment of distributions	30,824	1,015,038	3,619	93,209
Shares redeemed	(35,288)	(1,196,067)	(65,285)	(1,983,626)
	398,395	13,524,355	112,336	3,161,359
Service Shares
Shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
	—	—	—	—
Class IR Shares
Shares sold	13,102	397,700	14,696	443,965
Reinvestment of distributions	1,715	50,902	74	1,734
Shares redeemed	(391)	(12,048)	(1,876)	(54,319)
	14,426	436,554	12,894	391,380
Class R Shares
Shares sold	2,589	75,479	8,590	230,673
Reinvestment of distributions	582	16,748	20	455
Shares redeemed	(1,272)	(36,944)	(3,072)	(85,440)
	1,899	55,283	5,538	145,688
NET INCREASE (DECREASE)	493,410	$16,276,754	(14,859)	$253,074

(a)	Class B Shares convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Small Cap Value Insights Fund				U.S. Equity Insights Fund
For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013		For the Six Months Ended April 30, 2014 (Unaudited)		For the Fiscal Year Ended October 31, 2013
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

73,790	$2,750,498	296,026	$9,120,641	161,279	$5,790,021	487,072	$14,474,829
13,561	495,786	34,215	967,845	73,150	2,538,313	127,318	3,368,658
17,610	659,678	55,585	1,767,071	17,744	636,738	47,974	1,436,011
(217,232)	(8,074,887)	(652,550)	(20,753,491)	(536,113)	(19,235,381)	(2,174,934)	(64,458,673)
(112,271)	(4,168,925)	(266,724)	(8,897,934)	(283,940)	(10,270,309)	(1,512,570)	(45,179,175)

1,135	29,169	5,662	121,294	2,617	88,756	3,325	90,778
286	7,273	4,371	86,327	484	15,783	1,914	47,666
(25,366)	(659,678)	(79,911)	(1,767,071)	(18,878)	(636,738)	(51,130)	(1,436,011)
(36,700)	(948,924)	(86,696)	(1,915,479)	(36,275)	(1,228,303)	(83,913)	(2,369,631)
(60,645)	(1,572,160)	(156,574)	(3,474,929)	(52,052)	(1,760,502)	(129,804)	(3,667,198)

16,593	487,069	39,108	969,681	51,081	1,687,648	98,168	2,753,312
225	6,477	5,469	122,191	4,233	135,286	10,067	245,757
(40,858)	(1,195,639)	(143,295)	(3,582,263)	(110,333)	(3,622,357)	(288,388)	(7,969,835)
(24,040)	(702,093)	(98,718)	(2,490,391)	(55,019)	(1,799,423)	(180,153)	(4,970,766)

50,006	2,325,229	104,624	4,075,070	565,655	20,893,724	898,871	27,355,823
1,849	84,000	4,236	148,474	25,608	909,325	22,320	604,198
(27,008)	(1,245,046)	(181,278)	(7,266,227)	(326,073)	(11,985,187)	(314,156)	(9,737,860)
24,847	1,164,183	(72,418)	(3,042,683)	265,190	9,817,862	607,035	18,222,161

—	—	—	—	1,515	54,549	865	25,644
—	—	—	—	121	4,185	299	7,903
—	—	—	—	(2,400)	(87,685)	(10,274)	(308,617)
—	—	—	—	(764)	(28,951)	(9,110)	(275,070)

13,793	514,756	38,111	1,122,132	1,014	36,270	14,964	432,436
281	10,225	591	16,662	212	7,281	146	3,807
(4,478)	(167,135)	(18,063)	(568,756)	(922)	(32,616)	(6,633)	(187,266)
9,596	357,846	20,639	570,038	304	10,935	8,477	248,977

2,588	95,808	14,437	453,578	195	6,925	1,090	32,976
88	3,159	290	8,149	76	2,635	187	4,903
(7,349)	(268,055)	(6,829)	(217,085)	(3,529)	(125,235)	(3,877)	(121,153)
(4,673)	(169,088)	7,898	244,642	(3,258)	(115,675)	(2,600)	(83,274)
(167,186)	$(5,090,237)	(565,897)	$(17,091,257)	(129,539)	$(4,146,063)	(1,218,725)	$(35,704,345)

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2014 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2013 through April 30, 2014.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Large Cap Growth Insights Fund				Large Cap Value Insights Fund				Small Cap Equity Insights Fund
Share Class	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*
Class A
Actual	$1,000.00	$1,090.80		$4.98	$1,000.00	$1,088.30		$4.97	$1,000.00	$1,035.90		$6.41
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,020.03	+	4.81	1,000.00	1,018.50	+	6.36
Class B
Actual	1,000.00	1,087.00		8.85	1,000.00	1,083.90		8.84	1,000.00	1,032.00		10.18
Hypothetical 5% return	1,000.00	1,016.32	+	8.55	1,000.00	1,016.32	+	8.55	1,000.00	1,014.78	+	10.09
Class C
Actual	1,000.00	1,087.00		8.85	1,000.00	1,084.40		8.84	1,000.00	1,031.70		10.18
Hypothetical 5% return	1,000.00	1,016.32	+	8.55	1,000.00	1,016.32	+	8.55	1,000.00	1,014.78	+	10.09
Institutional
Actual	1,000.00	1,093.40		2.91	1,000.00	1,090.50		2.90	1,000.00	1,038.60		4.40
Hypothetical 5% return	1,000.00	1,022.02	+	2.81	1,000.00	1,022.02	+	2.81	1,000.00	1,020.48	+	4.36
Service
Actual	1,000.00	1,090.40		5.49	1,000.00	1,087.40		5.49	1,000.00	1,035.10		6.91
Hypothetical 5% return	1,000.00	1,019.54	+	5.31	1,000.00	1,019.54	+	5.31	1,000.00	1,018.00	+	6.85
Class IR
Actual	1,000.00	1,092.20		3.68	1,000.00	1,089.80		3.68	1,000.00	1,037.20		5.15
Hypothetical 5% return	1,000.00	1,021.27	+	3.56	1,000.00	1,021.27	+	3.56	1,000.00	1,019.74	+	5.11
Class R
Actual	1,000.00	1,089.70		6.27	1,000.00	1,087.30		6.26	1,000.00	1,034.50		7.67
Hypothetical 5% return	1,000.00	1,018.79	+	6.06	1,000.00	1,018.79	+	6.06	1,000.00	1,017.26	+	7.60

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2014 (Unaudited) (continued)

	Small Cap Growth Insights Fund				Small Cap Value Insights Fund				U.S. Equity Insights Fund
Share Class	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*	Beginning Account Value 11/1/13	Ending Account Value 4/30/14		Expenses Paid for the 6 months ended 4/30/14*
Class A
Actual	$1,000.00	$1,019.30		$6.41	$1,000.00	$1,042.20		$6.43	$1,000.00	$1,087.70		$5.02
Hypothetical 5% return	1,000.00	1,018.45	+	6.41	1,000.00	1,018.50	+	6.36	1,000.00	1,019.98	+	4.86
Class B
Actual	1,000.00	1,015.30		10.19	1,000.00	1,038.60		10.21	1,000.00	1,083.90		8.89
Hypothetical 5% return	1,000.00	1,014.68	+	10.19	1,000.00	1,014.78	+	10.09	1,000.00	1,016.27	+	8.60
Class C
Actual	1,000.00	1,015.90		10.20	1,000.00	1,038.30		10.21	1,000.00	1,083.80		8.89
Hypothetical 5% return	1,000.00	1,014.68	+	10.19	1,000.00	1,014.78	+	10.09	1,000.00	1,016.27	+	8.60
Institutional
Actual	1,000.00	1,021.20		4.41	1,000.00	1,044.40		4.41	1,000.00	1,090.10		2.95
Hypothetical 5% return	1,000.00	1,020.43	+	4.41	1,000.00	1,020.48	+	4.36	1,000.00	1,021.97	+	2.86
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,087.50		5.54
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,019.49	+	5.36
Class IR
Actual	1,000.00	1,020.50		5.16	1,000.00	1,043.40		5.17	1,000.00	1,089.30		3.73
Hypothetical 5% return	1,000.00	1,019.69	+	5.16	1,000.00	1,019.74	+	5.11	1,000.00	1,021.22	+	3.61
Class R
Actual	1,000.00	1,018.00		7.66	1,000.00	1,041.00		7.69	1,000.00	1,086.60		6.31
Hypothetical 5% return	1,000.00	1,017.21	+	7.65	1,000.00	1,017.26	+	7.60	1,000.00	1,018.75	+	6.11

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2013. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Large Cap Growth Insights	0.96%	1.71%	1.71%	0.56%	1.06%	0.71%	1.21%
Large Cap Value Insights	0.96	1.71	1.71	0.56	1.06	0.71	1.21
Small Cap Equity Insights	1.27	2.02	2.02	0.87	1.37	1.02	1.52
Small Cap Growth Insights	1.28	2.04	2.04	0.88	N/A	1.03	1.53
Small Cap Value Insights	1.27	2.02	2.02	0.87	N/A	1.02	1.52
U.S. Equity Insights	0.97	1.72	1.72	0.57	1.07	0.72	1.22

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $935.2 billion in assets under supervision as of March 31, 2014, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman, Sachs & Co. subject to legal, internal and regulatory restrictions.

Money Market1

Financial Square FundsSM

■	Financial Square Tax-Exempt Funds
■	Financial Square Federal Fund
■	Financial Square Government Fund
■	Financial Square Money Market Fund
■	Financial Square Prime Obligations Fund
■	Financial Square Treasury Instruments Fund
■	Financial Square Treasury Obligations Fund

Fixed Income

Short Duration and Government

■	Enhanced Income Fund
■	High Quality Floating Rate Fund
■	Limited Maturity Obligations Fund
■	Short Duration Government Fund
■	Short Duration Income Fund
■	Government Income Fund
■	Inflation Protected Securities Fund

Multi-Sector

■	Core Fixed Income Fund
■	Core Plus Fixed Income Fund
■	Global Income Fund
■	Strategic Income Fund
■	World Bond Fund

Municipal and Tax-Free

■	High Yield Municipal Fund
■	Municipal Income Fund
■	Short Duration Tax-Free Fund

Single Sector

■	Investment Grade Credit Fund
■	U.S. Mortgages Fund
■	High Yield Fund
■	High Yield Floating Rate Fund
■	Emerging Markets Debt Fund
■	Local Emerging Markets Debt Fund
■	Dynamic Emerging Markets Debt Fund

Corporate Credit

■	Long Short Credit Strategies Fund[2]

Fundamental Equity

■	Growth and Income Fund
■	Small Cap Value Fund
■	Small/Mid Cap Value Fund
■	Mid Cap Value Fund
■	Large Cap Value Fund
■	Capital Growth Fund
■	Strategic Growth Fund
■	Focused Growth Fund
■	Small/Mid Cap Growth Fund
■	Flexible Cap Growth Fund
■	Concentrated Growth Fund
■	Technology Tollkeeper Fund
■	Growth Opportunities Fund
■	Rising Dividend Growth Fund
■	U.S. Equity Fund
■	Income Builder Fund

Tax-Advantaged Equity

■	U.S. Tax-Managed Equity Fund[3]
■	International Tax-Managed Equity Fund[3]
■	U.S. Equity Dividend and Premium Fund
■	International Equity Dividend and Premium Fund

Equity Insights

■	Small Cap Equity Insights Fund
■	U.S. Equity Insights Fund
■	Small Cap Growth Insights Fund
■	Large Cap Growth Insights Fund
■	Large Cap Value Insights Fund
■	Small Cap Value Insights Fund
■	International Small Cap Insights Fund
■	International Equity Insights Fund
■	Emerging Markets Equity Insights Fund

Fundamental Equity International

■	Strategic International Equity Fund
■	Focused International Equity Fund[4]
■	International Small Cap Fund
■	Asia Equity Fund
■	Emerging Markets Equity Fund
■	BRIC Fund (Brazil, Russia, India, China)
■	N-11 Equity Fund

Select Satellite5

■	Real Estate Securities Fund
■	International Real Estate Securities Fund
■	Commodity Strategy Fund
■	Dynamic Commodity Strategy Fund
■	Dynamic Allocation Fund
■	Absolute Return Tracker Fund
■	Managed Futures Strategy Fund
■	MLP Energy Infrastructure Fund
■	Multi-Manager Alternatives Fund
■	Multi-Asset Real Return Fund
■	Retirement Portfolio Completion Fund
■	Fixed Income Macro Strategies Fund

Total Portfolio Solutions5

■	Balanced Strategy Portfolio
■	Growth and Income Strategy Portfolio
■	Growth Strategy Portfolio
■	Equity Growth Strategy Portfolio
■	Satellite Strategies Portfolio
■	Enhanced Dividend Global Equity Portfolio
■	Tax Advantaged Global Equity Portfolio

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[2]	Effective at the close of business on March 21, 2014, the Goldman Sachs Credit Strategies Fund was reorganized with and into the Goldman Sachs Long Short Credit Strategies Fund.
[3]	Effective at the close of business on April 30, 2014, the Goldman Sachs Structured Tax-Managed Equity and Structured International Tax-Managed Equity Funds were renamed the Goldman Sachs U.S. Tax-Managed Equity and International Tax-Managed Equity Funds respectively.
[4]	Effective at the close of business on February 28, 2014, the Goldman Sachs Concentrated International Equity Fund was renamed the Goldman Sachs Focused International Equity Fund.
[5]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Financial Square FundsSM is a registered service mark of Goldman, Sachs & Co.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end fund.

TRUSTEES

Ashok N. Bakhru, Chairman

Donald C. Burke

John P. Coblentz, Jr.

Diana M. Daniels

Joseph P. LoRusso

Herbert J. Markley

James A. McNamara

Jessica Palmer

Alan A. Shuch

Richard P. Strubel

Roy W. Templin

OFFICERS James A. McNamara, President Scott M. McHugh, Principal Financial Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s web site at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

Holdings and allocations shown are as of April 30, 2014 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2014 Goldman Sachs. All rights reserved. 131772.MF.MED.TMPL /6/2014 DOMINSSAR14 / 41K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 30, 2014

By:	/s/ Scott McHugh

Scott McHugh
Principal Financial Officer
Goldman Sachs Trust

Date:	June 30, 2014